Investment Risks	Jan. 13, 2026
T-REX 2X LONG ASST DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of ASST’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ASST during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ASST volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ASST volatility; b) ASST performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ASST. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ASST volatility and ASST performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ASST; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ASST.

During periods of higher ASST volatility, the volatility of ASST may affect the Fund’s return as much as, or more than, the return of ASST. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ASST during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ASST provided no return over a one-year period during which ASST experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ASST’s return is flat. For instance, if ASST’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ASST and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ASST. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ASST’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 342.91%. ASST’s annualized daily volatility rates were as follows:

2023       202.97%

2024       177.74%

2025       523.28%

Volatility for a shorter period of time may have been substantially higher.

ASST’s annualized performance for the five-year period ended December 31, 2025 was -70.17%. Historical volatility and performance are not indications of what ASST volatility and performance will be in the future. ASST’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for ASST is $13.42 on May 22, 2025 and the 52-week low stock price for ASST is $0.39, which occurred on April 7, 2025. ASST’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ASST DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ASST will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ASST, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ASST subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ASST does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ASST and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ASST DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG ASST DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG ASST DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG ASST DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ASST DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ASST, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ASST DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ASST that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ASST DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ASST at the market close on the first trading day and the value of ASST at the time of purchase. If ASST gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ASST declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ASST.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ASST DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to ASST and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ASST is impacted by ASST’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ASST at the end of each day. The possibility of the Fund being materially over- or under-exposed to ASST increases on days when ASST is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ASST. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ASST. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ASST. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ASST. Any of these factors could decrease the correlation between the performance of the Fund and ASST and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ASST DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ASST DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Strive, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Strive, Inc. and make no representation as to the performance of ASST. Investing in the Fund is not equivalent to investing in ASST. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ASST.

T-REX 2X LONG ASST DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ASST DAILY TARGET ETF | ASST Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ASST Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in ASST to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with investments in equity securities, ASST faces risks unique to its operations, including, among others, significant exposure to the price volatility of bitcoin, regulatory and legal uncertainty relating to digital assets, risks associated with the custody and security of bitcoin holdings, dependence on market confidence in digital assets, and the ability to attract, hire, and retain key management and other qualified personnel. The trading price of ASST’s common stock historically has been, and is likely to continue to be, volatile. Additionally, a large proportion of ASST’s common stock has historically been, and may in the future be, traded by short sellers, which may put pressure on the supply and demand for its common stock and further influence volatility in its market price. ASST is a highly dynamic company, and its business strategy and operations may continue to evolve.

T-REX 2X LONG ASST DAILY TARGET ETF | Digital Asset Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Asset Strategy Risk. Strive, Inc.’s shift toward a bitcoin-focused strategy exposes the company to significant volatility in digital asset prices, regulatory uncertainty, custody and security risks, and execution risk related to implementing and maintaining a digital asset–centric business model, any of which could materially adversely affect its financial condition and results of operations.

T-REX 2X LONG ASST DAILY TARGET ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Sector Risk.    The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG ASST DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Strive, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Strive, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ASST is assigned to the internet content and information industry.

T-REX 2X LONG ASST DAILY TARGET ETF | Asset Management Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset Management Industry Risk. The asset management industry is highly sensitive to market conditions, investor sentiment, and the performance of global financial markets. Companies in this sector face risks from market volatility, declines in asset values, and net outflows of client capital, all of which can reduce assets under management and fee-based revenues. Competitive pressures from passive investment products, fee compression, and evolving distribution channels may further impact profitability. In addition, asset managers operate in a heavily regulated environment, with changing requirements related to fiduciary duties, disclosure, and risk management that may increase compliance costs and operational complexity. Dependence on key investment professionals, cybersecurity threats, and reputational risk arising from investment performance or operational failures can also materially affect business stability and growth.

T-REX 2X LONG ASST DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ASST DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ASST DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG ASST DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ASST. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ASST value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ASST. Under such circumstances, the market for ASST may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of ASST and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ASST and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of ASST and correlated derivative instruments.

T-REX 2X LONG ASST DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ASST and may incur substantial losses. If there is a significant intra-day market event and/or ASST experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ASST DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of ASST does not provide leveraged exposure to ASST and, as a result, if the Fund invests directly in common stock of ASST to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ASST DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ASST DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ASST DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG ASST DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG ASST DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG ASST DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG ASST DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG ASST DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ASST DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ASST DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ASST DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ABTC DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of ABTC’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ABTC during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ABTC volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ABTC volatility; b) ABTC performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ABTC. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ABTC volatility and ABTC performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ABTC; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ABTC.

During periods of higher ABTC volatility, the volatility of ABTC may affect the Fund’s return as much as, or more than, the return of ABTC. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ABTC during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ABTC provided no return over a one-year period during which ABTC experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ABTC’s return is flat. For instance, if ABTC’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ABTC and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ABTC. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ABTC’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 148.13%. ABTC’s annualized daily volatility rates were as follows:

2021       89.50%

2022       117.38%

2023       128.43%

2024       136.27%

2025       229.77%

Volatility for a shorter period of time may have been substantially higher.

ABTC’s annualized performance for the five-year period ended December 31, 2025 was -80.76%. Historical volatility and performance are not indications of what ABTC volatility and performance will be in the future. ABTC’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for ABTC is $14.65 on May 12, 2025 and the 52-week low stock price for ABTC is $0.63, which occurred on April 9, 2025. ABTC’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ABTC DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ABTC will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ABTC, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ABTC subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ABTC does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ABTC and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ABTC DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG ABTC DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG ABTC DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG ABTC DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ABTC DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ABTC, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ABTC DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ABTC that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ABTC DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ABTC at the market close on the first trading day and the value of ABTC at the time of purchase. If ABTC gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ABTC declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ABTC.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ABTC DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to ABTC and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ABTC is impacted by ABTC’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ABTC at the end of each day. The possibility of the Fund being materially over- or under-exposed to ABTC increases on days when ABTC is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ABTC. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ABTC. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ABTC. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ABTC. Any of these factors could decrease the correlation between the performance of the Fund and ABTC and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ABTC DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ABTC DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. American Bitcoin Corp is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of American Bitcoin Corp and make no representation as to the performance of ABTC. Investing in the Fund is not equivalent to investing in ABTC. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ABTC.

T-REX 2X LONG ABTC DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ABTC DAILY TARGET ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Sector Risk.    The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG ABTC DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which American Bitcoin Corp is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which American Bitcoin Corp is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ABTC is assigned to the capital markets industry.

T-REX 2X LONG ABTC DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ABTC DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ABTC DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG ABTC DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ABTC. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ABTC value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ABTC. Under such circumstances, the market for ABTC may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of ABTC and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ABTC and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of ABTC and correlated derivative instruments.

T-REX 2X LONG ABTC DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ABTC and may incur substantial losses. If there is a significant intra-day market event and/or ABTC experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ABTC DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of ABTC does not provide leveraged exposure to ABTC and, as a result, if the Fund invests directly in common stock of ABTC to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ABTC DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ABTC DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ABTC DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG ABTC DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG ABTC DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG ABTC DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG ABTC DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG ABTC DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ABTC DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ABTC DAILY TARGET ETF | ABTC Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ABTC Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security may be more volatile than the market as a whole. In addition to the risks associated generally with investments in equity securities, ABTC faces risks unique to its operations, including exposure to digital asset price volatility, regulatory uncertainty relating to cryptocurrencies, operational risks associated with blockchain technology, and the ability to attract, hire, and retain qualified personnel. The trading price of ABTC common stock historically has been and is likely to continue to be volatile. ABTC is a highly dynamic company, and its strategic focus may change.

T-REX 2X LONG ABTC DAILY TARGET ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Capital Markets Industry Risk. Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

T-REX 2X LONG ABTC DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ABTC DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG BNC DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of BNC’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BNC during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how BNC volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) BNC volatility; b) BNC performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to BNC. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of BNC volatility and BNC performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to BNC; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of BNC.

During periods of higher BNC volatility, the volatility of BNC may affect the Fund’s return as much as, or more than, the return of BNC. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BNC during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if BNC provided no return over a one-year period during which BNC experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if BNC’s return is flat. For instance, if BNC’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of BNC and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of BNC. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

BNC’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 288.12%. BNC’s annualized daily volatility rates were as follows:

2021       259.08%

2022       116.39%

2023       63.51%

2024       66.48%

2025       580.45%

BNC’s annualized performance for the five-year period ended December 31, 2025 was -36.60%. Historical volatility and performance are not indications of what BNC volatility and performance will be in the future. BNC’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for BNC is $82.88 on July 28, 2025 and the 52-week low stock price for BNC is $4.65, which occurred on November 17, 2025. BNC’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG BNC DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BNC will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in BNC, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if BNC subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if BNC does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BNC and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG BNC DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG BNC DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG BNC DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG BNC DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG BNC DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of BNC, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG BNC DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to BNC that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG BNC DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of BNC at the market close on the first trading day and the value of BNC at the time of purchase. If BNC gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if BNC declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of BNC.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG BNC DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to BNC and therefore achieve its daily leveraged investment objective. The Fund’s exposure to BNC is impacted by BNC’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to BNC at the end of each day. The possibility of the Fund being materially over- or under-exposed to BNC increases on days when BNC is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) BNC. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with BNC. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to BNC. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of BNC. Any of these factors could decrease the correlation between the performance of the Fund and BNC and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG BNC DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG BNC DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. CEA Industries Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of CEA Industries Inc. and make no representation as to the performance of BNC. Investing in the Fund is not equivalent to investing in BNC. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BNC.

T-REX 2X LONG BNC DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG BNC DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which CEA Industries Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which CEA Industries Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, BNC is assigned to the farm and heavy construction machinery industry.

T-REX 2X LONG BNC DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG BNC DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG BNC DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG BNC DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with BNC. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that BNC value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the BNC. Under such circumstances, the market for BNC may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of BNC and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for BNC and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of BNC and correlated derivative instruments.

T-REX 2X LONG BNC DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with BNC and may incur substantial losses. If there is a significant intra-day market event and/or BNC experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG BNC DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of BNC does not provide leveraged exposure to BNC and, as a result, if the Fund invests directly in common stock of BNC to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG BNC DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG BNC DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG BNC DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG BNC DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG BNC DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG BNC DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG BNC DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG BNC DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG BNC DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG BNC DAILY TARGET ETF | BNC Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BNC Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security may perform differently from the broader market. In addition to the risks associated generally with investments in equity securities, BNC faces risks unique to its operations, including regulatory compliance obligations, credit and counterparty risk, interest rate sensitivity, and reliance on key personnel. The trading price of BNC common stock may be volatile. BNC’s operations may evolve.

T-REX 2X LONG BNC DAILY TARGET ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk.    The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG BNC DAILY TARGET ETF | Farm and Heavy Construction Machinery Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Farm and Heavy Construction Machinery Industry Risk. The farm and heavy construction machinery industry is highly cyclical and influenced by factors beyond our control, including agricultural commodity prices, farm income, government subsidies, weather, infrastructure investment, interest rates, and general economic conditions. Demand fluctuations, rising input costs, supply chain disruptions, labor shortages, regulatory changes (including environmental and emissions standards), and rapid technological advancements may increase costs or reduce competitiveness. In addition, global trade policies, tariffs, and geopolitical risks may limit access to key markets. Any of these factors could materially and adversely affect our business, financial condition, and results of operations.

T-REX 2X LONG BNC DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG BNC DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG BTDR DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of BTDR’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BTDR during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how BTDR volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) BTDR volatility; b) BTDR performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to BTDR. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of BTDR volatility and BTDR performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to BTDR; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of BTDR.

During periods of higher BTDR volatility, the volatility of BTDR may affect the Fund’s return as much as, or more than, the return of BTDR. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BTDR during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if BTDR provided no return over a one-year period during which BTDR experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if BTDR’s return is flat. For instance, if BTDR’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of BTDR and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of BTDR. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

BTDR’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 105.04%. BTDR’s annualized daily volatility rates were as follows:

2021       10.50%

2022       2.76%

2023       142.81%

2024       118.35%

2025       113.29

Volatility for a shorter period of time may have been substantially higher.

BTDR’s annualized performance for the five-year period ended December 31, 2025 was 2.61%. Historical volatility and performance are not indications of what BTDR volatility and performance will be in the future. BTDR’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for BTDR is $27.80 on October 15, 2025 and the 52-week low stock price for BTDR is $6.84, which occurred on April 16, 2025. BTDR’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG BTDR DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BTDR will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in BTDR, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if BTDR subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if BTDR does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BTDR and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG BTDR DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG BTDR DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG BTDR DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG BTDR DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG BTDR DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of BTDR, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG BTDR DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to BTDR that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG BTDR DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of BTDR at the market close on the first trading day and the value of BTDR at the time of purchase. If BTDR gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if BTDR declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of BTDR.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG BTDR DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to BTDR and therefore achieve its daily leveraged investment objective. The Fund’s exposure to BTDR is impacted by BTDR’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to BTDR at the end of each day. The possibility of the Fund being materially over- or under-exposed to BTDR increases on days when BTDR is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) BTDR. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with BTDR. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to BTDR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of BTDR. Any of these factors could decrease the correlation between the performance of the Fund and BTDR and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG BTDR DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG BTDR DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Bitdeer Technologies Group is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Bitdeer Technologies Group and make no representation as to the performance of BTDR. Investing in the Fund is not equivalent to investing in BTDR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BTDR.

T-REX 2X LONG BTDR DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG BTDR DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Bitdeer Technologies Group is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Bitdeer Technologies Group is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, BTDR is assigned to the software application industry.

T-REX 2X LONG BTDR DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG BTDR DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG BTDR DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG BTDR DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with BTDR. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that BTDR value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the BTDR. Under such circumstances, the market for BTDR may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of BTDR and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for BTDR and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of BTDR and correlated derivative instruments.

T-REX 2X LONG BTDR DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with BTDR and may incur substantial losses. If there is a significant intra-day market event and/or BTDR experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG BTDR DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of BTDR does not provide leveraged exposure to BTDR and, as a result, if the Fund invests directly in common stock of BTDR to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG BTDR DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG BTDR DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG BTDR DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG BTDR DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG BTDR DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG BTDR DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG BTDR DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG BTDR DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG BTDR DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG BTDR DAILY TARGET ETF | BTDR Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BTDR Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, BTDR faces risks unique to its operations, including exposure to cryptocurrency price volatility, high energy and infrastructure costs, regulatory uncertainty, and execution risks related to its expansion into high-performance computing and AI data center services. The trading price of BTDR common stock historically has been and is likely to continue to be volatile. BTDR’s business focus may change.

T-REX 2X LONG BTDR DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG BTDR DAILY TARGET ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

T-REX 2X LONG BTDR DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG BTDR DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CANG DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CANG’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CANG during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CANG volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CANG volatility; b) CANG performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CANG. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CANG volatility and CANG performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CANG; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CANG.

During periods of higher CANG volatility, the volatility of CANG may affect the Fund’s return as much as, or more than, the return of CANG. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CANG during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CANG provided no return over a one-year period during which CANG experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CANG’s return is flat. For instance, if CANG’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CANG and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CANG. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CANG’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 113.35%. CANG’s annualized daily volatility rates were as follows:

2025       113.35%

Volatility for a shorter period of time may have been substantially higher.

CANG’s annualized performance for the five-year period ended December 31, 2025 was -49.82%. Historical volatility and performance are not indications of what CANG volatility and performance will be in the future. CANG’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CANG is $2.88 on July 14, 2025 and the 52-week low stock price for CANG is $1.12, which occurred on December 11, 2025. CANG’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CANG DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CANG will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in CANG, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CANG subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CANG does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CANG and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG CANG DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG CANG DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG CANG DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG CANG DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CANG DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of CANG, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CANG DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CANG that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CANG DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CANG at the market close on the first trading day and the value of CANG at the time of purchase. If CANG gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CANG declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CANG.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CANG DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CANG and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CANG is impacted by CANG’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CANG at the end of each day. The possibility of the Fund being materially over- or under-exposed to CANG increases on days when CANG is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CANG. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CANG. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CANG. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CANG. Any of these factors could decrease the correlation between the performance of the Fund and CANG and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CANG DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CANG DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Cango Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Cango Inc. and make no representation as to the performance of CANG. Investing in the Fund is not equivalent to investing in CANG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CANG.

T-REX 2X LONG CANG DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG CANG DAILY TARGET ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Sector Risk.    The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG CANG DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Cango Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Cango Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CANG is assigned to the capital markets industry.

T-REX 2X LONG CANG DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG CANG DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CANG DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG CANG DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CANG. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CANG value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CANG. Under such circumstances, the market for CANG may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CANG and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CANG and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CANG and correlated derivative instruments.

T-REX 2X LONG CANG DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CANG and may incur substantial losses. If there is a significant intra-day market event and/or CANG experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CANG DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CANG does not provide leveraged exposure to CANG and, as a result, if the Fund invests directly in common stock of CANG to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CANG DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CANG DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CANG DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG CANG DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG CANG DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG CANG DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG CANG DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG CANG DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CANG DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CANG DAILY TARGET ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Capital Markets Industry Risk. Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

T-REX 2X LONG CANG DAILY TARGET ETF | CANG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CANG Investing Risk.  Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, CANG faces risks unique to its operations, including risks related to its strategic transformation toward bitcoin mining, cryptocurrency price volatility, energy costs, regulatory developments, and execution risk associated with entering a capital-intensive industry. The trading price of CANG common stock may be volatile. CANG’s operations may evolve.

T-REX 2X LONG CANG DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CANG DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CAVA DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CAVA’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CAVA during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CAVA volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CAVA volatility; b) CAVA performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CAVA. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CAVA volatility and CAVA performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CAVA; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CAVA.

During periods of higher CAVA volatility, the volatility of CAVA may affect the Fund’s return as much as, or more than, the return of CAVA. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CAVA during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CAVA provided no return over a one-year period during which CAVA experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CAVA’s return is flat. For instance, if CAVA’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CAVA and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CAVA. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CAVA’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 85.11%. CAVA’s annualized daily volatility rates were as follows:

2023       151.00%

2024       51.86%

2025       57.41%

Volatility for a shorter period of time may have been substantially higher.

CAVA’s annualized performance for the five-year period ended December 31, 2025 was 46.92%. Historical volatility and performance are not indications of what CAVA volatility and performance will be in the future. CAVA’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CAVA is $144.49 on February 7, 2025 and the 52-week low stock price for CAVA is $43.41, which occurred on November 20, 2025. CAVA’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CAVA DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CAVA will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in CAVA, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CAVA subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CAVA does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CAVA and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG CAVA DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG CAVA DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG CAVA DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG CAVA DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CAVA DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of CAVA, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CAVA DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CAVA that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CAVA DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CAVA at the market close on the first trading day and the value of CAVA at the time of purchase. If CAVA gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CAVA declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CAVA.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CAVA DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CAVA and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CAVA is impacted by CAVA’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CAVA at the end of each day. The possibility of the Fund being materially over- or under-exposed to CAVA increases on days when CAVA is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CAVA. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CAVA. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CAVA. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CAVA. Any of these factors could decrease the correlation between the performance of the Fund and CAVA and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CAVA DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CAVA DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. CAVA Group, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of CAVA Group, Inc. and make no representation as to the performance of CAVA. Investing in the Fund is not equivalent to investing in CAVA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CAVA.

T-REX 2X LONG CAVA DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG CAVA DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which CAVA Group, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which CAVA Group, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CAVA is assigned to the restaurants industry.

T-REX 2X LONG CAVA DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG CAVA DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CAVA DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CAVA. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CAVA value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CAVA. Under such circumstances, the market for CAVA may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CAVA and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CAVA and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CAVA and correlated derivative instruments.

T-REX 2X LONG CAVA DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CAVA and may incur substantial losses. If there is a significant intra-day market event and/or CAVA experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CAVA DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CAVA does not provide leveraged exposure to CAVA and, as a result, if the Fund invests directly in common stock of CAVA to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CAVA DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CAVA DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CAVA DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG CAVA DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG CAVA DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG CAVA DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG CAVA DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG CAVA DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CAVA DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CAVA DAILY TARGET ETF | CAVA Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CAVA Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, CAVA faces risks unique to its operations, including fluctuations in consumer demand, food and labor cost inflation, supply chain disruptions, restaurant expansion risks, and the ability to attract and retain qualified personnel. The trading price of CAVA common stock may be volatile. CAVA’s operations may change.

T-REX 2X LONG CAVA DAILY TARGET ETF | Consumer Cyclical Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Cyclical Sector Risk.    Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG CAVA DAILY TARGET ETF | Restaurants Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Restaurants Industry Risk. The restaurant industry is intensely competitive and highly sensitive to factors beyond our control, including consumer preferences, discretionary spending, food and labor costs, supply chain disruptions, health and safety regulations, and changing economic conditions. Rising wages, food inflation, and compliance with labor, environmental, and public health regulations may increase operating expenses, while shifts in dining trends, customer traffic, or negative publicity can adversely impact sales. In addition, events such as pandemics, severe weather, or geopolitical disruptions can reduce consumer demand and interrupt operations. Any of these risks could materially and adversely affect our business, financial condition, and results of operations.

T-REX 2X LONG CAVA DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG CAVA DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CAVA DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CELH DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CELH’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CELH during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CELH volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CELH volatility; b) CELH performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CELH. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CELH volatility and CELH performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CELH; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CELH.

During periods of higher CELH volatility, the volatility of CELH may affect the Fund’s return as much as, or more than, the return of CELH. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CELH during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CELH provided no return over a one-year period during which CELH experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CELH’s return is flat. For instance, if CELH’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CELH and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CELH. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CELH’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 68.66%. CELH’s annualized daily volatility rates were as follows:

2021       73.38%

2022       85.42%

2023       53.69%

2024       61.96%

2025       64.69%

CELH’s annualized performance for the five-year period ended December 31, 2025 was 22.21%. Historical volatility and performance are not indications of what CELH volatility and performance will be in the future. CELH’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CELH is $66.74 on October 16, 2025 and the 52-week low stock price for CELH is $21.10, which occurred on February 12, 2025. CELH’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CELH DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CELH will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in CELH, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CELH subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CELH does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CELH and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG CELH DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG CELH DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG CELH DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG CELH DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CELH DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of CELH, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CELH DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CELH that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CELH DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CELH at the market close on the first trading day and the value of CELH at the time of purchase. If CELH gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CELH declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CELH.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CELH DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CELH and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CELH is impacted by CELH’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CELH at the end of each day. The possibility of the Fund being materially over- or under-exposed to CELH increases on days when CELH is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CELH. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CELH. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CELH. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CELH. Any of these factors could decrease the correlation between the performance of the Fund and CELH and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CELH DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CELH DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Celsius Holdings, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Celsius Holdings, Inc. and make no representation as to the performance of CELH. Investing in the Fund is not equivalent to investing in CELH. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CELH.

T-REX 2X LONG CELH DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG CELH DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Celsius Holdings, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Celsius Holdings, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CELH is assigned to the beverages non-alcoholic industry.

T-REX 2X LONG CELH DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG CELH DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CELH DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CELH. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CELH value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CELH. Under such circumstances, the market for CELH may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CELH and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CELH and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CELH and correlated derivative instruments.

T-REX 2X LONG CELH DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CELH and may incur substantial losses. If there is a significant intra-day market event and/or CELH experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CELH DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CELH does not provide leveraged exposure to CELH and, as a result, if the Fund invests directly in common stock of CELH to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CELH DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CELH DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CELH DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG CELH DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG CELH DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG CELH DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG CELH DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG CELH DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CELH DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CELH DAILY TARGET ETF | CELH Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CELH Investing Risk.  Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, CELH faces risks unique to its operations, including shifts in consumer preferences, competitive pressures, supply chain disruptions, regulatory considerations, and reliance on brand perception. The trading price of CELH common stock may be volatile. CELH’s business strategy may evolve.

T-REX 2X LONG CELH DAILY TARGET ETF | Consumer Defensive Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Defensive Sector Risk.    Companies in the consumer defensive sector face risks related to fluctuating consumer demand, private-label competition, supply chain disruptions, raw material and labor cost inflation, and evolving regulatory requirements. Although demand for essential goods is generally more stable than in other sectors, changing consumer preferences, increased emphasis on sustainability, and heightened price sensitivity may pressure margins and market share. In addition, adverse economic conditions, trade restrictions, and geopolitical events can disrupt operations, sourcing, and distribution. Any of these factors could materially and adversely affect the business, financial condition, and results of operations.

T-REX 2X LONG CELH DAILY TARGET ETF | Beverages Non-Alcoholic Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Beverages Non-Alcoholic Industry Risk. The non-alcoholic beverages industry is highly competitive and subject to changing consumer preferences, health trends, and regulatory developments. Shifts in demand toward healthier or lower-sugar alternatives, increasing scrutiny of labeling and marketing practices, and heightened regulation regarding ingredients, packaging, and environmental sustainability may increase costs or reduce product appeal. The industry also faces risks from fluctuations in raw material and transportation costs, supply chain disruptions, and reliance on large-scale distribution networks. In addition, negative publicity, consumer activism, or geopolitical and economic instability can adversely affect brand reputation and global sales. Any of these factors could materially and adversely impact our business, financial condition, and results of operations.

T-REX 2X LONG CELH DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG CELH DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CELH DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CHWY DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CHWY’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CHWY during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CHWY volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CHWY volatility; b) CHWY performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CHWY. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CHWY volatility and CHWY performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CHWY; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CHWY.

During periods of higher CHWY volatility, the volatility of CHWY may affect the Fund’s return as much as, or more than, the return of CHWY. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CHWY during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CHWY provided no return over a one-year period during which CHWY experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CHWY’s return is flat. For instance, if CHWY’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CHWY and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CHWY. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CHWY’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 60.96%. CHWY’s annualized daily volatility rates were as follows:

2021       53.24%

2022       86.16%

2023       54.77%

2024       59.54%

2025       42.57%

CHWY’s annualized performance for the five-year period ended December 31, 2025 was -18.13%. Historical volatility and performance are not indications of what CHWY volatility and performance will be in the future. CHWY’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CHWY is $48.62 on June 6, 2025 and the 52-week low stock price for CHWY is $29.83, which occurred on April 7, 2025. CHWY’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CHWY DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CHWY will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in B, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CHWY subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CHWY does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CHWY and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG CHWY DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG CHWY DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG CHWY DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG CHWY DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CHWY DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of B, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CHWY DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CHWY that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CHWY DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CHWY at the market close on the first trading day and the value of CHWY at the time of purchase. If CHWY gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CHWY declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CHWY.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CHWY DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CHWY and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CHWY is impacted by CHWY’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CHWY at the end of each day. The possibility of the Fund being materially over- or under-exposed to CHWY increases on days when CHWY is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CHWY. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CHWY. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CHWY. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CHWY. Any of these factors could decrease the correlation between the performance of the Fund and CHWY and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CHWY DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CHWY DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Chewy, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Chewy, Inc. and make no representation as to the performance of CHWY. Investing in the Fund is not equivalent to investing in CHWY. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CHWY.

T-REX 2X LONG CHWY DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG CHWY DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Chewy, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Chewy, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CHWY is assigned to the internet retail industry.

T-REX 2X LONG CHWY DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG CHWY DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CHWY DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CHWY. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CHWY value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CHWY. Under such circumstances, the market for CHWY may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CHWY and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CHWY and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CHWY and correlated derivative instruments.

T-REX 2X LONG CHWY DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CHWY and may incur substantial losses. If there is a significant intra-day market event and/or CHWY experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CHWY DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CHWY does not provide leveraged exposure to CHWY and, as a result, if the Fund invests directly in common stock of CHWY to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CHWY DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CHWY DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CHWY DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG CHWY DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG CHWY DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG CHWY DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG CHWY DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG CHWY DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CHWY DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CHWY DAILY TARGET ETF | Consumer Cyclical Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Cyclical Sector Risk.    Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG CHWY DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG CHWY DAILY TARGET ETF | CHWY Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CHWY Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, CHWY faces risks unique to its operations, including e-commerce competition, logistics and fulfillment costs, customer acquisition and retention challenges, and dependence on discretionary consumer spending. CHWY common stock may be volatile. CHWY is a highly dynamic company.

T-REX 2X LONG CHWY DAILY TARGET ETF | Internet Retail Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Internet Retail Industry Risk. The internet retail industry is intensely competitive and rapidly evolving, subject to changing consumer preferences, technological innovation, and shifting economic conditions. Success depends on maintaining reliable platforms, secure payment systems, efficient logistics and fulfillment networks, and strong brand reputation. Rising customer acquisition costs, cybersecurity threats, data privacy regulations, and supply chain disruptions can materially increase operating risks. Additionally, reliance on third-party vendors, fluctuations in shipping and labor costs, and changes in international trade policies or taxation may reduce profitability. Failure to adapt to emerging technologies, evolving regulatory frameworks, or consumer expectations could materially and adversely affect a business, financial condition, and results of operations.

T-REX 2X LONG CHWY DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CHWY DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CLS DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CLS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CLS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CLS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CLS volatility; b) CLS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CLS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CLS volatility and CLS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CLS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CLS.

During periods of higher CLS volatility, the volatility of CLS may affect the Fund’s return as much as, or more than, the return of CLS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CLS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CLS provided no return over a one-year period during which CLS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CLS’s return is flat. For instance, if CLS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CLS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CLS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CLS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 53.85%. CLS’s annualized daily volatility rates were as follows:

2021       40.26%

2022       44.20%

2023       39.12%

2024       55.86%

CLS’s annualized performance for the five-year period ended December 31, 2025 was 105.40%. Historical volatility and performance are not indications of what CLS volatility and performance will be in the future. CLS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CLS is $363.40 on November 5, 2025 and the 52-week low stock price for CLS is $58.05, which occurred on April 4, 2025. CLS’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CLS DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CLS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in CLS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CLS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CLS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CLS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG CLS DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG CLS DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG CLS DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG CLS DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CLS DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of CLS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CLS DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CLS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CLS DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CLS at the market close on the first trading day and the value of CLS at the time of purchase. If CLS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CLS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CLS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CLS DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CLS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CLS is impacted by CLS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CLS at the end of each day. The possibility of the Fund being materially over- or under-exposed to CLS increases on days when CLS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CLS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CLS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CLS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CLS. Any of these factors could decrease the correlation between the performance of the Fund and CLS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CLS DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CLS DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Celestica Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Celestica Inc. and make no representation as to the performance of CLS. Investing in the Fund is not equivalent to investing in CLS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CLS.

T-REX 2X LONG CLS DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG CLS DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Celestica Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Celestica Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CLS is assigned to the electronic components industry.

T-REX 2X LONG CLS DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG CLS DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CLS DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CLS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CLS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CLS. Under such circumstances, the market for CLS may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CLS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CLS and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CLS and correlated derivative instruments.

T-REX 2X LONG CLS DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CLS and may incur substantial losses. If there is a significant intra-day market event and/or CLS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CLS DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CLS does not provide leveraged exposure to CLS and, as a result, if the Fund invests directly in common stock of CLS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CLS DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CLS DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CLS DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG CLS DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG CLS DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG CLS DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG CLS DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG CLS DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CLS DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CLS DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG CLS DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG CLS DAILY TARGET ETF | CLS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CLS Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, CLS faces risks unique to its operations, including customer concentration, supply chain disruptions, component availability, pricing pressure, and execution risk in complex manufacturing services. CLS common stock may be volatile. CLS’s operations may change.

T-REX 2X LONG CLS DAILY TARGET ETF | Electronic Components Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Electronic Components Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

T-REX 2X LONG CLS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CLS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG CORZ DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of CORZ’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CORZ during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how CORZ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) CORZ volatility; b) CORZ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to CORZ. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of CORZ volatility and CORZ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to CORZ; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of CORZ.

During periods of higher CORZ volatility, the volatility of CORZ may affect the Fund’s return as much as, or more than, the return of CORZ. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of CORZ during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if CORZ provided no return over a one-year period during which CORZ experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if CORZ’s return is flat. For instance, if CORZ’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of CORZ and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of CORZ. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

CORZ’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 88.83%. CORZ’s annualized daily volatility rates were as follows:

2024       93.66%

2025       83.93%

Volatility for a shorter period of time may have been substantially higher.

CORZ’s annualized performance for the five-year period ended December 31, 2025 was 110.62%. Historical volatility and performance are not indications of what CORZ volatility and performance will be in the future. CORZ’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for CORZ is $23.63 on November 3, 2025 and the 52-week low stock price for CORZ is $6.20, which occurred on April 9, 2025. CORZ’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG CORZ DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CORZ will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in CORZ, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if CORZ subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if CORZ does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CORZ and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG CORZ DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG CORZ DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG CORZ DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG CORZ DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG CORZ DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of CORZ, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG CORZ DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to CORZ that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG CORZ DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of CORZ at the market close on the first trading day and the value of CORZ at the time of purchase. If CORZ gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if CORZ declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of CORZ.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG CORZ DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to CORZ and therefore achieve its daily leveraged investment objective. The Fund’s exposure to CORZ is impacted by CORZ’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to CORZ at the end of each day. The possibility of the Fund being materially over- or under-exposed to CORZ increases on days when CORZ is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) CORZ. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with CORZ. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to CORZ. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CORZ. Any of these factors could decrease the correlation between the performance of the Fund and CORZ and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG CORZ DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG CORZ DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Core Scientific, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Core Scientific, Inc. and make no representation as to the performance of CORZ. Investing in the Fund is not equivalent to investing in CORZ. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CORZ.

T-REX 2X LONG CORZ DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG CORZ DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Core Scientific, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Core Scientific, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, CORZ is assigned to the software industry.

T-REX 2X LONG CORZ DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG CORZ DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG CORZ DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG CORZ DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with CORZ. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that CORZ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the CORZ. Under such circumstances, the market for CORZ may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of CORZ and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for CORZ and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of CORZ and correlated derivative instruments.

T-REX 2X LONG CORZ DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with CORZ and may incur substantial losses. If there is a significant intra-day market event and/or CORZ experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG CORZ DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of CORZ does not provide leveraged exposure to CORZ and, as a result, if the Fund invests directly in common stock of CORZ to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG CORZ DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG CORZ DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG CORZ DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG CORZ DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG CORZ DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG CORZ DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG CORZ DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG CORZ DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG CORZ DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG CORZ DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG CORZ DAILY TARGET ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG CORZ DAILY TARGET ETF | CORZ Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

CORZ Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, CORZ faces risks unique to its operations, including exposure to cryptocurrency markets, execution risk related to its expansion into AI and high-performance computing infrastructure, capital intensity, and regulatory uncertainty. CORZ common stock may be volatile. CORZ’s business focus may evolve.

T-REX 2X LONG CORZ DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG CORZ DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG DNUT DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of DNUT’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DNUT during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how DNUT volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) DNUT volatility; b) DNUT performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to DNUT. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of DNUT volatility and DNUT performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to DNUT; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of DNUT.

During periods of higher DNUT volatility, the volatility of DNUT may affect the Fund’s return as much as, or more than, the return of DNUT. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DNUT during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if DNUT provided no return over a one-year period during which DNUT experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if DNUT’s return is flat. For instance, if DNUT’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of DNUT and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of DNUT. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

DNUT’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 58.17%. DNUT’s annualized daily volatility rates were as follows:

2021       75.28%

2022       44.05%

2023       31.56%

2024       56.58%

2025       79.11%

DNUT’s annualized performance for the five-year period ended December 31, 2025 was -27.38%. Historical volatility and performance are not indications of what DNUT volatility and performance will be in the future. DNUT’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for DNUT is $9.56 on January 27, 2025 and the 52-week low stock price for DNUT is $2.50, which occurred on June 24, 2025. DNUT’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG DNUT DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of DNUT will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in DNUT, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if DNUT subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if DNUT does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with DNUT and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG DNUT DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG DNUT DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG DNUT DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG DNUT DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG DNUT DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of DNUT, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG DNUT DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to DNUT that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG DNUT DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of DNUT at the market close on the first trading day and the value of DNUT at the time of purchase. If DNUT gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if DNUT declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of DNUT.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG DNUT DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to DNUT and therefore achieve its daily leveraged investment objective. The Fund’s exposure to DNUT is impacted by DNUT’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to DNUT at the end of each day. The possibility of the Fund being materially over- or under-exposed to DNUT increases on days when DNUT is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) DNUT. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with DNUT. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to DNUT. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of DNUT. Any of these factors could decrease the correlation between the performance of the Fund and DNUT and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG DNUT DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG DNUT DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Krispy Kreme, Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Krispy Kreme, Inc.and make no representation as to the performance of DNUT. Investing in the Fund is not equivalent to investing in DNUT. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to DNUT.

T-REX 2X LONG DNUT DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG DNUT DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Krispy Kreme, Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Krispy Kreme, Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, DNUT is assigned to the grocery store industry.

T-REX 2X LONG DNUT DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG DNUT DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG DNUT DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG DNUT DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with DNUT. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that DNUT value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the DNUT. Under such circumstances, the market for DNUT may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of DNUT and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for DNUT and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of DNUT and correlated derivative instruments.

T-REX 2X LONG DNUT DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with DNUT and may incur substantial losses. If there is a significant intra-day market event and/or DNUT experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG DNUT DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of DNUT does not provide leveraged exposure to DNUT and, as a result, if the Fund invests directly in common stock of DNUT to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG DNUT DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG DNUT DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG DNUT DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG DNUT DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG DNUT DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG DNUT DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG DNUT DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG DNUT DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG DNUT DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG DNUT DAILY TARGET ETF | Consumer Defensive Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Defensive Sector Risk.    Companies in the consumer defensive sector face risks related to fluctuating consumer demand, private-label competition, supply chain disruptions, raw material and labor cost inflation, and evolving regulatory requirements. Although demand for essential goods is generally more stable than in other sectors, changing consumer preferences, increased emphasis on sustainability, and heightened price sensitivity may pressure margins and market share. In addition, adverse economic conditions, trade restrictions, and geopolitical events can disrupt operations, sourcing, and distribution. Any of these factors could materially and adversely affect the business, financial condition, and results of operations.

T-REX 2X LONG DNUT DAILY TARGET ETF | DNUT Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

DNUT Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, DNUT faces risks unique to its operations, including dependence on consumer demand, sensitivity to changes in discretionary spending, fluctuations in commodity and input costs, supply chain and distribution challenges, franchisee performance, and the ability to attract and retain qualified personnel. The trading price of DNUT common stock may be volatile. DNUT’s operations and business strategy may change.

T-REX 2X LONG DNUT DAILY TARGET ETF | Grocery Store Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Grocery Store Risk. The grocery store industry is highly competitive and operates with traditionally low margins, making it sensitive to fluctuations in food, labor, transportation, and energy costs. Businesses in this sector face risks from supply chain disruptions, shifts in consumer preferences toward online or alternative retail channels, and growing demand for healthier and sustainable products. Intense price competition, particularly from discount retailers and e-commerce platforms, can pressure profitability. In addition, compliance with evolving health, safety, and environmental regulations, along with the potential for adverse economic conditions, inflationary pressures, or unexpected events such as pandemics, can significantly affect sales and operations. Any of these factors could materially impact the performance of companies in the industry.

T-REX 2X LONG DNUT DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG DNUT DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG EMPD DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of EMPD’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of EMPD during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how EMPD volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) EMPD volatility; b) EMPD performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to EMPD. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of EMPD volatility and EMPD performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to EMPD; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of EMPD.

During periods of higher EMPD volatility, the volatility of EMPD may affect the Fund’s return as much as, or more than, the return of EMPD. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of EMPD during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if EMPD provided no return over a one-year period during which EMPD experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if EMPD’s return is flat. For instance, if EMPD’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of EMPD and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of EMPD. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

EMPD’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 153.40%. EMPD’s annualized daily volatility rates were as follows:

2021       242.62%

2022       125.19%

2023       131.95%

2024       155.80%

2025       166.33%

EMPD’s annualized performance for the five-year period ended December 31, 2025 was -96.62%. Historical volatility and performance are not indications of what EMPD volatility and performance will be in the future. EMPD’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for EMPD is $80.80 on February 4, 2025 and the 52-week low stock price for EMPD is $4.04, which occurred on December 24, 2025. EMPD’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG EMPD DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of EMPD will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in EMPD, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if EMPD subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if EMPD does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with EMPD and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG EMPD DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG EMPD DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG EMPD DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG EMPD DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG EMPD DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of EMPD, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG EMPD DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to EMPD that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG EMPD DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of EMPD at the market close on the first trading day and the value of EMPD at the time of purchase. If EMPD gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if EMPD declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of EMPD.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG EMPD DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to EMPD and therefore achieve its daily leveraged investment objective. The Fund’s exposure to EMPD is impacted by EMPD’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to EMPD at the end of each day. The possibility of the Fund being materially over- or under-exposed to EMPD increases on days when EMPD is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) EMPD. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with EMPD. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to EMPD. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of EMPD. Any of these factors could decrease the correlation between the performance of the Fund and EMPD and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG EMPD DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG EMPD DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Empery Digital Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Empery Digital Inc. and make no representation as to the performance of EMPD. Investing in the Fund is not equivalent to investing in EMPD. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to EMPD.

T-REX 2X LONG EMPD DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG EMPD DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Empery Digital Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Empery Digital Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, EMPD is assigned to the auto manufacturers industry.

T-REX 2X LONG EMPD DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG EMPD DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG EMPD DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG EMPD DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with EMPD. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that EMPD value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the EMPD. Under such circumstances, the market for EMPD may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of EMPD and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for EMPD and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of EMPD and correlated derivative instruments.

T-REX 2X LONG EMPD DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with EMPD and may incur substantial losses. If there is a significant intra-day market event and/or EMPD experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG EMPD DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of EMPD does not provide leveraged exposure to EMPD and, as a result, if the Fund invests directly in common stock of EMPD to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG EMPD DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG EMPD DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG EMPD DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG EMPD DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG EMPD DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG EMPD DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG EMPD DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG EMPD DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG EMPD DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG EMPD DAILY TARGET ETF | Consumer Cyclical Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Cyclical Sector Risk.    Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG EMPD DAILY TARGET ETF | EMPD Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

EMPD Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, EMPD faces risks unique to its operations, including limited operating history, execution risk related to business development initiatives, capital availability, and dependence on key personnel. EMPD common stock may be volatile. EMPD’s operations may evolve.

T-REX 2X LONG EMPD DAILY TARGET ETF | Auto Manufacturers Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Auto Manufacturers Industry Risk. The auto manufacturing industry is capital-intensive, highly competitive, and subject to significant cyclical and structural risks. Businesses in this sector face challenges from fluctuating raw material and energy costs, global supply chain disruptions, labor issues, and shifting consumer preferences. Rapid technological change—including the transition to electric and autonomous vehicles—requires substantial investment and exposes manufacturers to risks of product obsolescence and execution delays. In addition, the industry is heavily regulated, with evolving safety, emissions, and environmental standards that may increase compliance costs and limit market flexibility. Economic downturns, trade restrictions, and geopolitical instability can also dampen demand or restrict access to key markets. Any of these factors could materially affect the performance and profitability of companies in the industry.

T-REX 2X LONG EMPD DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG EMPD DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG EOSE DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of EOSE’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of EOSE during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how EOSE volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) EOSE volatility; b) EOSE performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to EOSE. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of EOSE volatility and EOSE performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to EOSE; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of EOSE.

During periods of higher EOSE volatility, the volatility of EOSE may affect the Fund’s return as much as, or more than, the return of EOSE. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of EOSE during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if EOSE provided no return over a one-year period during which EOSE experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if EOSE’s return is flat. For instance, if EOSE’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of EOSE and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of EOSE. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

EOSE’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 114.63%. EOSE’s annualized daily volatility rates were as follows:

2021       83.06%

2022       137.77%

2023       128.35%

2024       106.50%

2025       109.59%

EOSE’s annualized performance for the five-year period ended December 31, 2025 was -11.27%. Historical volatility and performance are not indications of what EOSE volatility and performance will be in the future. EOSE’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for EOSE is $19.86 on November 10, 2025 and the 52-week low stock price for EOSE is $3.07, which occurred on April 9, 2025. EOSE’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG EOSE DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of EOSE will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in EOSE, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if EOSE subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if EOSE does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with EOSE and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG EOSE DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG EOSE DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG EOSE DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG EOSE DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG EOSE DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of EOSE, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG EOSE DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to EOSE that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG EOSE DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of EOSE at the market close on the first trading day and the value of EOSE at the time of purchase. If EOSE gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if EOSE declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of EOSE.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG EOSE DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to EOSE and therefore achieve its daily leveraged investment objective. The Fund’s exposure to EOSE is impacted by EOSE’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to EOSE at the end of each day. The possibility of the Fund being materially over- or under-exposed to EOSE increases on days when EOSE is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) EOSE. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with EOSE. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to EOSE. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of EOSE. Any of these factors could decrease the correlation between the performance of the Fund and EOSE and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG EOSE DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG EOSE DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Eos Energy Enterprises, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Eos Energy Enterprises, Inc. and make no representation as to the performance of EOSE. Investing in the Fund is not equivalent to investing in EOSE. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to EOSE.

T-REX 2X LONG EOSE DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG EOSE DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Eos Energy Enterprises, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Eos Energy Enterprises, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, EOSE is assigned to the electrical equipment and parts industry.

T-REX 2X LONG EOSE DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG EOSE DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG EOSE DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG EOSE DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with EOSE. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that EOSE value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the EOSE. Under such circumstances, the market for EOSE may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of EOSE and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for EOSE and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of EOSE and correlated derivative instruments.

T-REX 2X LONG EOSE DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with EOSE and may incur substantial losses. If there is a significant intra-day market event and/or EOSE experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG EOSE DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of EOSE does not provide leveraged exposure to EOSE and, as a result, if the Fund invests directly in common stock of EOSE to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG EOSE DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG EOSE DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG EOSE DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG EOSE DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG EOSE DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG EOSE DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG EOSE DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG EOSE DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG EOSE DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG EOSE DAILY TARGET ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk.    The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG EOSE DAILY TARGET ETF | EOSE Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

EOSE Investing Risk. . Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, EOSE faces risks unique to its operations, including manufacturing scale-up challenges, customer adoption risk, reliance on government programs, supply chain constraints, and execution risk. EOSE common stock may be volatile. EOSE’s strategy may evolve.

T-REX 2X LONG EOSE DAILY TARGET ETF | Electrical Equipment and Parts Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Electrical Equipment and Parts Industry Risk. The electrical equipment and parts industry is exposed to risks arising from cyclical demand, reliance on global supply chains, and sensitivity to raw material and energy costs. Businesses in this sector face competitive pressures, rapid technological change, and the need for continuous innovation to meet evolving efficiency, safety, and sustainability standards. Regulatory requirements related to product safety, environmental compliance, and energy usage may increase costs or restrict certain markets. Supply chain disruptions, shortages of key components, and reliance on specialized labor can also affect production and delivery capabilities. In addition, fluctuations in construction activity, industrial investment, and overall economic conditions directly influence demand. These factors collectively may materially impact the performance and profitability of companies in the industry.

T-REX 2X LONG EOSE DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG EOSE DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ETHM DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of ETHM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ETHM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ETHM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ETHM volatility; b) ETHM performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ETHM. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ETHM volatility and ETHM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ETHM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ETHM.

During periods of higher ETHM volatility, the volatility of ETHM may affect the Fund’s return as much as, or more than, the return of ETHM. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ETHM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ETHM provided no return over a one-year period during which ETHM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ETHM’s return is flat. For instance, if ETHM’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ETHM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ETHM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ETHM’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 24.79%. ETHM’s annualized daily volatility rates were as follows:

2024       2.58%

2025       25.57%

Volatility for a shorter period of time may have been substantially higher.

ETHM’s annualized performance for the five-year period ended December 31, 2025 was 4.71%. Historical volatility and performance are not indications of what ETHM volatility and performance will be in the future. ETHM’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for ETHM is $15.24 on July 21, 2025 and the 52-week low stock price for ETHM is $9.78, which occurred on January 17, 2025. ETHM’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ETHM DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ETHM will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ETHM, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ETHM subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ETHM does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ETHM and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ETHM DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG ETHM DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG ETHM DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG ETHM DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ETHM DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ETHM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ETHM DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ETHM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ETHM DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ETHM at the market close on the first trading day and the value of ETHM at the time of purchase. If ETHM gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ETHM declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ETHM.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ETHM DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to ETHM and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ETHM is impacted by ETHM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ETHM at the end of each day. The possibility of the Fund being materially over- or under-exposed to ETHM increases on days when ETHM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ETHM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ETHM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ETHM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ETHM. Any of these factors could decrease the correlation between the performance of the Fund and ETHM and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ETHM DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ETHM DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Dynamix Corporation is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Dynamix Corporation and make no representation as to the performance of ETHM. Investing in the Fund is not equivalent to investing in ETHM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ETHM.

T-REX 2X LONG ETHM DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ETHM DAILY TARGET ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG ETHM DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Dynamix Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Dynamix Corporation is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ETHM is assigned to the shell companies industry.

T-REX 2X LONG ETHM DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ETHM DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ETHM DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG ETHM DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ETHM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ETHM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ETHM. Under such circumstances, the market for ETHM may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of ETHM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ETHM and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of ETHM and correlated derivative instruments.

T-REX 2X LONG ETHM DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ETHM and may incur substantial losses. If there is a significant intra-day market event and/or ETHM experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ETHM DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of ETHM does not provide leveraged exposure to ETHM and, as a result, if the Fund invests directly in common stock of ETHM to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ETHM DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ETHM DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ETHM DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG ETHM DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG ETHM DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG ETHM DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG ETHM DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG ETHM DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ETHM DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ETHM DAILY TARGET ETF | ETHM Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETHM Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, ETHM faces risks unique to its operations, including exposure to digital asset market volatility, regulatory uncertainty related to blockchain-based activities, technological risks, and reliance on market adoption. ETHM common stock may be volatile. ETHM’s focus may change.

T-REX 2X LONG ETHM DAILY TARGET ETF | Shell Companies Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shell Companies Industry Risk. Shell companies, including special purpose acquisition companies (SPACs), face unique risks arising from their lack of operating history, limited business purpose, and dependence on successfully identifying and completing a merger or acquisition within a prescribed timeframe. Failure to consummate a suitable transaction may result in liquidation and the return of funds to investors, often at a loss of opportunity costs. Intense competition for acquisition targets, regulatory scrutiny, and potential conflicts of interest with sponsors or affiliates can further complicate deal execution. In addition, market volatility, investor sentiment, and changes in securities regulations may significantly impact the ability to raise additional capital or close a transaction on favorable terms. These risks may materially affect the prospects and performance of shell companies.

T-REX 2X LONG ETHM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ETHM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of ETHZ’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ETHZ during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ETHZ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ETHZ volatility; b) ETHZ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ETHZ. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ETHZ volatility and ETHZ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ETHZ; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ETHZ.

During periods of higher ETHZ volatility, the volatility of ETHZ may affect the Fund’s return as much as, or more than, the return of ETHZ. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ETHZ during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ETHZ provided no return over a one-year period during which ETHZ experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ETHZ’s return is flat. For instance, if ETHZ’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ETHZ and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ETHZ. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ETHZ’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 229.18%. ETHZ’s annualized daily volatility rates were as follows:

2021       115.80%

2022       157.62%

2023       127.75%

2024       367.25%

2025       270.52%

ETHZ’s annualized performance for the five-year period ended December 31, 2025 was -78.36%. Historical volatility and performance are not indications of what ETHZ volatility and performance will be in the future. ETHZ’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for ETHZ is $174.60 on August 13, 2025 and the 52-week low stock price for ETHZ is $4.73, which occurred on January 9, 2026. ETHZ’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ETHZ DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ETHZ will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ETHZ, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ETHZ subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ETHZ does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ETHZ and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG ETHZ DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ETHZ, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ETHZ that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ETHZ at the market close on the first trading day and the value of ETHZ at the time of purchase. If ETHZ gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ETHZ declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ETHZ.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to ETHZ and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ETHZ is impacted by ETHZ’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ETHZ at the end of each day. The possibility of the Fund being materially over- or under-exposed to ETHZ increases on days when ETHZ is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ETHZ. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ETHZ. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ETHZ. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ETHZ. Any of these factors could decrease the correlation between the performance of the Fund and ETHZ and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. ETHZilla Corporation is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of ETHZilla Corporation and make no representation as to the performance of ETHZ. Investing in the Fund is not equivalent to investing in ETHZ. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ETHZ.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which ETHZilla Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which ETHZilla Corporation is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ETHZ is assigned to the biotechnology industry.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ETHZ. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ETHZ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ETHZ. Under such circumstances, the market for ETHZ may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of ETHZ and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ETHZ and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of ETHZ and correlated derivative instruments.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ETHZ and may incur substantial losses. If there is a significant intra-day market event and/or ETHZ experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of ETHZ does not provide leveraged exposure to ETHZ and, as a result, if the Fund invests directly in common stock of ETHZ to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ETHZ DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG ETHZ DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ETHZ DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

T-REX 2X LONG ETHZ DAILY TARGET ETF | ETHZ Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETHZ Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, ETHZ faces risks unique to its operations, including exposure to cryptocurrency price fluctuations, regulatory developments affecting digital assets, operational risks related to blockchain technology, and market adoption risk. ETHZ common stock may be volatile. ETHZ is a highly dynamic company.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. The Fund’s assets will be concentrated in the healthcare sector, which means the Fund will be more affected by the performance of the healthcare sector than a fund that is more diversified. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Biotechnology Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Biotechnology Industry Risk. Biotechnology companies are subject to various risks, including the loss or impairment of patents or intellectual property rights and significant costs associated with developing, procuring and/or marketing of new drugs, products or technologies. Biotechnology companies may also experience difficulties obtaining financing and government approvals, sudden and dramatic changes in their stock price, and adverse effects resulting from government regulation. A biotechnology company’s valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable.

T-REX 2X LONG ETHZ DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ETHZ DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG GPRO DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of GPRO’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GPRO during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how GPRO volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) GPRO volatility; b) GPRO performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to GPRO. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of GPRO volatility and GPRO performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to GPRO; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of GPRO.

During periods of higher GPRO volatility, the volatility of GPRO may affect the Fund’s return as much as, or more than, the return of GPRO. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GPRO during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if GPRO provided no return over a one-year period during which GPRO experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if GPRO’s return is flat. For instance, if GPRO’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of GPRO and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of GPRO. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

GPRO’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 67.34%. GPRO’s annualized daily volatility rates were as follows:

2021       60.25%

2022       46.77%

2023       48.41%

2024       59.24%

2025       104.96%

GPRO’s annualized performance for the five-year period ended December 31, 2025 was -29.80%. Historical volatility and performance are not indications of what GPRO volatility and performance will be in the future. GPRO’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for GPRO is $3.05 on September 23, 2025 and the 52-week low stock price for GPRO is $0.40, which occurred on April 9, 2025. GPRO’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG GPRO DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of GPRO will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in GPRO, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if GPRO subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if GPRO does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with GPRO and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG GPRO DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG GPRO DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG GPRO DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG GPRO DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG GPRO DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of GPRO, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG GPRO DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to GPRO that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG GPRO DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of GPRO at the market close on the first trading day and the value of GPRO at the time of purchase. If GPRO gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if GPRO declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of GPRO.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG GPRO DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to GPRO and therefore achieve its daily leveraged investment objective. The Fund’s exposure to GPRO is impacted by GPRO’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to GPRO at the end of each day. The possibility of the Fund being materially over- or under-exposed to GPRO increases on days when GPRO is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) GPRO. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with GPRO. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to GPRO. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of GPRO. Any of these factors could decrease the correlation between the performance of the Fund and GPRO and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG GPRO DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG GPRO DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. GoPro, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of GoPro, Inc. and make no representation as to the performance of GPRO. Investing in the Fund is not equivalent to investing in GPRO. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GPRO.

T-REX 2X LONG GPRO DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG GPRO DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which GoPro, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which GoPro, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, GPRO is assigned to the consumer electronics industry.

T-REX 2X LONG GPRO DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG GPRO DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG GPRO DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with GPRO. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that GPRO value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the GPRO. Under such circumstances, the market for GPRO may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of GPRO and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for GPRO and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of GPRO and correlated derivative instruments.

T-REX 2X LONG GPRO DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with GPRO and may incur substantial losses. If there is a significant intra-day market event and/or GPRO experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG GPRO DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of GPRO does not provide leveraged exposure to GPRO and, as a result, if the Fund invests directly in common stock of GPRO to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG GPRO DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG GPRO DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG GPRO DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG GPRO DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG GPRO DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG GPRO DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG GPRO DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG GPRO DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG GPRO DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG GPRO DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG GPRO DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG GPRO DAILY TARGET ETF | GPRO Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

GPRO Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, GPRO faces risks unique to its operations, including demand for consumer electronics, product innovation cycles, competition, and execution risk related to subscription and software initiatives. GPRO common stock may be volatile. GPRO’s operations may change.

T-REX 2X LONG GPRO DAILY TARGET ETF | Consumer Electronics Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer Electronics Industry Risk. The consumer electronics industry is highly competitive, fast-paced, and characterized by rapid technological change, short product life cycles, and constant innovation. Companies in this sector face risks from shifting consumer preferences, intense pricing pressure, and the need for significant investment in research, development, and marketing to remain competitive. Global supply chain disruptions, shortages of key components such as semiconductors, and fluctuations in raw material and labor costs can significantly impact production and profitability. In addition, regulatory requirements, data privacy concerns, and product safety standards may increase compliance costs and create legal or reputational exposure. Economic downturns, trade restrictions, and currency volatility can further affect consumer demand and market access. These factors collectively may materially impact the performance and financial stability of businesses in the industry.

T-REX 2X LONG GPRO DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG GPRO DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG GTLS DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of GTLS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GTLS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how GTLS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) GTLS volatility; b) GTLS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to GTLS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of GTLS volatility and GTLS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to GTLS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of GTLS.

During periods of higher GTLS volatility, the volatility of GTLS may affect the Fund’s return as much as, or more than, the return of GTLS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GTLS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if GTLS provided no return over a one-year period during which GTLS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if GTLS’s return is flat. For instance, if GTLS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of GTLS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of GTLS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

GTLS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 54.99%. GTLS’s annualized daily volatility rates were as follows:

2021       46.81%

2022       67.22%

2023       59.21%

2024       49.38%

2025       50.12%

Volatility for a shorter period of time may have been substantially higher.

GTLS’s annualized performance for the five-year period ended December 31, 2025 was 11.85%. Historical volatility and performance are not indications of what GTLS volatility and performance will be in the future. GTLS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for GTLS is $220.03 on January 17, 2025 and the 52-week low stock price for GTLS is $104.60, which occurred on April 4, 2025. GTLS’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG GTLS DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of GTLS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in GTLS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if GTLS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if GTLS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with GTLS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG GTLS DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG GTLS DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG GTLS DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG GTLS DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG GTLS DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of GTLS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG GTLS DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to GTLS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG GTLS DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of GTLS at the market close on the first trading day and the value of GTLS at the time of purchase. If GTLS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if GTLS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of GTLS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG GTLS DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to GTLS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to GTLS is impacted by GTLS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to GTLS at the end of each day. The possibility of the Fund being materially over- or under-exposed to GTLS increases on days when GTLS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) GTLS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with GTLS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to GTLS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of GTLS. Any of these factors could decrease the correlation between the performance of the Fund and GTLS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG GTLS DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG GTLS DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Chart Industries, Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Chart Industries, Inc.and make no representation as to the performance of GTLS. Investing in the Fund is not equivalent to investing in GTLS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GTLS.

T-REX 2X LONG GTLS DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG GTLS DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Chart Industries, Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Chart Industries, Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, GTLS is assigned to the specialty industrial machinery industry.

T-REX 2X LONG GTLS DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG GTLS DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG GTLS DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with GTLS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that GTLS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the GTLS. Under such circumstances, the market for GTLS may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of GTLS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for GTLS and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of GTLS and correlated derivative instruments.

T-REX 2X LONG GTLS DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with GTLS and may incur substantial losses. If there is a significant intra-day market event and/or GTLS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG GTLS DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of GTLS does not provide leveraged exposure to GTLS and, as a result, if the Fund invests directly in common stock of GTLS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG GTLS DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG GTLS DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG GTLS DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG GTLS DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG GTLS DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG GTLS DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG GTLS DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG GTLS DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG GTLS DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG GTLS DAILY TARGET ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG GTLS DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG GTLS DAILY TARGET ETF | GTLS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

GTLS Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, GTLS faces risks unique to its operations, including project execution risk, cyclicality in energy and industrial end markets, supply chain constraints, and reliance on large customer contracts. GTLS common stock may be volatile. GTLS’s strategy may evolve.

T-REX 2X LONG GTLS DAILY TARGET ETF | Specialty Industrial Machinery Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Specialty Industrial Machinery Industry Risk. The specialty industrial machinery industry is subject to risks associated with cyclical demand, high capital intensity, and reliance on innovation to meet evolving customer and regulatory requirements. Companies in this sector face challenges from fluctuating raw material and energy costs, supply chain disruptions, and the availability of skilled labor. Rapid technological change and customer demand for automation, efficiency, and sustainability require continuous investment in research and development, which may not always generate successful products or adequate returns. In addition, compliance with stringent environmental, safety, and trade regulations may increase operating costs or limit market access. Broader economic conditions, industrial investment levels, and geopolitical instability can also materially affect demand and profitability within the industry.

T-REX 2X LONG GTLS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG GTLS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ICHR DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of ICHR’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ICHR during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ICHR volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ICHR volatility; b) ICHR performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ICHR. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ICHR volatility and ICHR performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ICHR; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ICHR.

During periods of higher ICHR volatility, the volatility of ICHR may affect the Fund’s return as much as, or more than, the return of ICHR. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ICHR during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ICHR provided no return over a one-year period during which ICHR experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ICHR’s return is flat. For instance, if ICHR’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ICHR and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ICHR. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ICHR’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 63.77%. ICHR’s annualized daily volatility rates were as follows:

2021       58.26%

2022       66.03%

2023       44.58%

2024       50.22%

2025       90.18%

ICHR’s annualized performance for the five-year period ended December 31, 2025 was -9.37%. Historical volatility and performance are not indications of what ICHR volatility and performance will be in the future. ICHR’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for ICHR is $35.56 on February 20, 2025 and the 52-week low stock price for ICHR is $13.12, which occurred on August 5, 2025. ICHR’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ICHR DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ICHR will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ICHR, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ICHR subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ICHR does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ICHR and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ICHR DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG ICHR DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG ICHR DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG ICHR DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ICHR DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ICHR, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ICHR DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ICHR that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ICHR DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ICHR at the market close on the first trading day and the value of ICHR at the time of purchase. If ICHR gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ICHR declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ICHR.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ICHR DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to ICHR and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ICHR is impacted by ICHR’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ICHR at the end of each day. The possibility of the Fund being materially over- or under-exposed to ICHR increases on days when ICHR is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ICHR. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ICHR. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ICHR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ICHR. Any of these factors could decrease the correlation between the performance of the Fund and ICHR and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ICHR DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ICHR DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Ichor Holdings, Ltd. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Ichor Holdings, Ltd. and make no representation as to the performance of ICHR. Investing in the Fund is not equivalent to investing in ICHR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ICHR.

T-REX 2X LONG ICHR DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ICHR DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Ichor Holdings, Ltd. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Ichor Holdings, Ltd. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ICHR is assigned to the semiconductor equipment and materials industry.

T-REX 2X LONG ICHR DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ICHR DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ICHR DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ICHR. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ICHR value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ICHR. Under such circumstances, the market for ICHR may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of ICHR and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ICHR and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of ICHR and correlated derivative instruments.

T-REX 2X LONG ICHR DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ICHR and may incur substantial losses. If there is a significant intra-day market event and/or ICHR experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ICHR DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of ICHR does not provide leveraged exposure to ICHR and, as a result, if the Fund invests directly in common stock of ICHR to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ICHR DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ICHR DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ICHR DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG ICHR DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG ICHR DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG ICHR DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG ICHR DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG ICHR DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ICHR DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ICHR DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG ICHR DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG ICHR DAILY TARGET ETF | ICHR Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ICHR Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, ICHR faces risks unique to its operations, including dependence on semiconductor capital spending cycles, customer concentration, supply chain disruptions, and rapid technological change. ICHR common stock may be volatile. ICHR’s operations may change.

T-REX 2X LONG ICHR DAILY TARGET ETF | Semiconductor Equipment and Materials Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Semiconductor Equipment and Materials Industry Risk. The semiconductor equipment and materials industry is highly cyclical and dependent on global demand for semiconductors, which is influenced by consumer electronics, data centers, automotive applications, and emerging technologies. Businesses in this sector face significant risks from rapid technological change, long development cycles, and the need for continuous innovation to meet increasingly complex manufacturing requirements. Supply chain disruptions, shortages of critical materials, and reliance on a concentrated base of suppliers and customers may heighten operational vulnerability. In addition, fluctuations in capital spending by semiconductor manufacturers, trade restrictions, export controls, and evolving environmental and safety regulations can materially affect revenues and profitability. Economic downturns and geopolitical tensions may further disrupt global operations and demand.

T-REX 2X LONG ICHR DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ICHR DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ICLR DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of ICLR’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ICLR during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ICLR volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ICLR volatility; b) ICLR performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ICLR. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ICLR volatility and ICLR performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ICLR; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ICLR.

During periods of higher ICLR volatility, the volatility of ICLR may affect the Fund’s return as much as, or more than, the return of ICLR. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ICLR during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ICLR provided no return over a one-year period during which ICLR experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ICLR’s return is flat. For instance, if ICLR’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ICLR and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ICLR. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ICLR’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 37.61%. ICLR’s annualized daily volatility rates were as follows:

2021       28.60%

2022       42.48%

2023       29.15%

2024       37.12%

2025       47.17%

ICLR’s annualized performance for the five-year period ended December 31, 2025 was -1.34%. Historical volatility and performance are not indications of what ICLR volatility and performance will be in the future. ICLR’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for ICLR is $220.93 on January 10, 2025 and the 52-week low stock price for ICLR is $125.10, which occurred on May 23, 2025. ICLR’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ICLR DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ICLR will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ICLR, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ICLR subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ICLR does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ICLR and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ICLR DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG ICLR DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG ICLR DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG ICLR DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ICLR DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ICLR, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ICLR DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ICLR that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ICLR DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ICLR at the market close on the first trading day and the value of ICLR at the time of purchase. If ICLR gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ICLR declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ICLR.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ICLR DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to ICLR and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ICLR is impacted by ICLR’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ICLR at the end of each day. The possibility of the Fund being materially over- or under-exposed to ICLR increases on days when ICLR is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ICLR. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ICLR. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ICLR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ICLR. Any of these factors could decrease the correlation between the performance of the Fund and ICLR and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ICLR DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ICLR DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. ICON Public Limited Company is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of ICON Public Limited Company and make no representation as to the performance of ICLR. Investing in the Fund is not equivalent to investing in ICLR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ICLR.

T-REX 2X LONG ICLR DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ICLR DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which ICON Public Limited Company is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which ICON Public Limited Company is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ICLR is assigned to the diagnostics and research industry.

T-REX 2X LONG ICLR DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ICLR DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ICLR DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ICLR. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ICLR value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ICLR. Under such circumstances, the market for ICLR may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of ICLR and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ICLR and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of ICLR and correlated derivative instruments.

T-REX 2X LONG ICLR DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ICLR and may incur substantial losses. If there is a significant intra-day market event and/or ICLR experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ICLR DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of ICLR does not provide leveraged exposure to ICLR and, as a result, if the Fund invests directly in common stock of ICLR to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ICLR DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ICLR DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ICLR DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG ICLR DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG ICLR DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG ICLR DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG ICLR DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG ICLR DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ICLR DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ICLR DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG ICLR DAILY TARGET ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. The Fund’s assets will be concentrated in the healthcare sector, which means the Fund will be more affected by the performance of the healthcare sector than a fund that is more diversified. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

T-REX 2X LONG ICLR DAILY TARGET ETF | ICLR Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ICLR Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, ICLR faces risks unique to its operations, including dependence on pharmaceutical and biotechnology research spending, customer concentration, regulatory compliance obligations, and competition in the contract research organization market. ICLR common stock may be volatile. ICLR’s strategy may evolve.

T-REX 2X LONG ICLR DAILY TARGET ETF | Diagnostics and Research Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Diagnostics and Research Industry Risk. The diagnostics and research industry faces significant risks due to heavy regulation, rapid technological advancement, and reliance on reimbursement policies and healthcare spending. Companies in this sector must comply with stringent regulatory approval processes, clinical trial requirements, and ongoing quality and safety standards, all of which can be costly, time-consuming, and uncertain. Shifts in government funding, healthcare policies, and insurance reimbursement rates may materially affect demand for diagnostic tests and research services. In addition, the industry is exposed to risks from intellectual property challenges, cybersecurity threats related to sensitive patient and research data, and intense competition driven by innovation. Economic downturns, public health crises, or supply chain disruptions may further constrain operations and reduce demand. These factors collectively may materially impact the performance, profitability, and growth prospects of businesses in the industry.

T-REX 2X LONG ICLR DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ICLR DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG IREN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of IREN’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of IREN during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how IREN volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) IREN volatility; b) IREN performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to IREN. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of IREN volatility and IREN performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to IREN; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of IREN.

During periods of higher IREN volatility, the volatility of IREN may affect the Fund’s return as much as, or more than, the return of IREN. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of IREN during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if IREN provided no return over a one-year period during which IREN experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if IREN’s return is flat. For instance, if IREN’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of IREN and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of IREN. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

IREN’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 119.68%. IREN’s annualized daily volatility rates were as follows:

2021       113.09%

2022       122.05%

2023       136.06%

2024       119.50%

2025       97.32%

IREN’s annualized performance for the five-year period ended December 31, 2025 was 7.52%. Historical volatility and performance are not indications of what IREN volatility and performance will be in the future. IREN’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for IREN is $76.87 on November 5, 2025 and the 52-week low stock price for IREN is $5.13, which occurred on April 9, 2025. IREN’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG IREN DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of IREN will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in IREN, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if IREN subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if IREN does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with IREN and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG IREN DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG IREN DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG IREN DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG IREN DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG IREN DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of IREN, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG IREN DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to IREN that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG IREN DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of IREN at the market close on the first trading day and the value of IREN at the time of purchase. If IREN gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if IREN declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of IREN.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG IREN DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to IREN and therefore achieve its daily leveraged investment objective. The Fund’s exposure to IREN is impacted by IREN’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to IREN at the end of each day. The possibility of the Fund being materially over- or under-exposed to IREN increases on days when IREN is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) IREN. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with IREN. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to IREN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of IREN. Any of these factors could decrease the correlation between the performance of the Fund and IREN and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG IREN DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG IREN DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. IREN Limited is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of IREN Limited and make no representation as to the performance of IREN. Investing in the Fund is not equivalent to investing in IREN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to IREN.

T-REX 2X LONG IREN DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG IREN DAILY TARGET ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG IREN DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which IREN Limited is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which IREN Limited is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, IREN is assigned to the capital markets industry.

T-REX 2X LONG IREN DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG IREN DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG IREN DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG IREN DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with IREN. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that IREN value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the IREN. Under such circumstances, the market for IREN may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of IREN and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for IREN and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of IREN and correlated derivative instruments.

T-REX 2X LONG IREN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with IREN and may incur substantial losses. If there is a significant intra-day market event and/or IREN experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG IREN DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of IREN does not provide leveraged exposure to IREN and, as a result, if the Fund invests directly in common stock of IREN to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG IREN DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG IREN DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG IREN DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG IREN DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG IREN DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG IREN DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG IREN DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG IREN DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG IREN DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG IREN DAILY TARGET ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Capital Markets Industry Risk. Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

T-REX 2X LONG IREN DAILY TARGET ETF | IREN Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IREN Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, IREN faces risks unique to its operations, including exposure to bitcoin price volatility, energy market risks, and execution risks associated with its expansion into AI and cloud computing infrastructure. IREN common stock may be volatile. IREN’s focus may evolve.

T-REX 2X LONG IREN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG IREN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG KSS DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of KSS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of KSS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how KSS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) KSS volatility; b) KSS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to KSS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of KSS volatility and KSS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to KSS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of KSS.

During periods of higher KSS volatility, the volatility of KSS may affect the Fund’s return as much as, or more than, the return of KSS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of KSS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if KSS provided no return over a one-year period during which KSS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if KSS’s return is flat. For instance, if KSS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of KSS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of KSS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

KSS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 68.33%. KSS’s annualized daily volatility rates were as follows:

2021       48.58%

2022       72.78%

2023       55.90%

2024       53.08%

2025       98.98%

KSS’s annualized performance for the five-year period ended December 31, 2025 was -12.88%. Historical volatility and performance are not indications of what KSS volatility and performance will be in the future. KSS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for KSS is $25.22 on December 1, 2025 and the 52-week low stock price for KSS is $6.04, which occurred on April 16, 2025. KSS’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG KSS DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of KSS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in KSS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if KSS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if KSS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with KSS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG KSS DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG KSS DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG KSS DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG KSS DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG KSS DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of KSS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG KSS DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to KSS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG KSS DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of KSS at the market close on the first trading day and the value of KSS at the time of purchase. If KSS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if KSS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of KSS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG KSS DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to KSS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to KSS is impacted by KSS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to KSS at the end of each day. The possibility of the Fund being materially over- or under-exposed to KSS increases on days when KSS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) KSS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with KSS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to KSS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of KSS. Any of these factors could decrease the correlation between the performance of the Fund and KSS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG KSS DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG KSS DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Kohl’s Corporation is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Kohl’s Corporation and make no representation as to the performance of KSS. Investing in the Fund is not equivalent to investing in KSS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to KSS.

T-REX 2X LONG KSS DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG KSS DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Kohl’s Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Kohl’s Corporation is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, KSS is assigned to the department stores industry.

T-REX 2X LONG KSS DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG KSS DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG KSS DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with KSS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that KSS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the KSS. Under such circumstances, the market for KSS may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of KSS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for KSS and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of KSS and correlated derivative instruments.

T-REX 2X LONG KSS DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with KSS and may incur substantial losses. If there is a significant intra-day market event and/or KSS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG KSS DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of KSS does not provide leveraged exposure to KSS and, as a result, if the Fund invests directly in common stock of KSS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG KSS DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG KSS DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG KSS DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG KSS DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG KSS DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG KSS DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG KSS DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG KSS DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG KSS DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG KSS DAILY TARGET ETF | Consumer Cyclical Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Cyclical Sector Risk.    Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG KSS DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG KSS DAILY TARGET ETF | KSS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

KSS Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, KSS faces risks unique to its operations, including changes in consumer spending, inventory management challenges, competitive retail pressures, and execution risk related to strategic initiatives. KSS common stock may be volatile. KSS’s strategy may change.

T-REX 2X LONG KSS DAILY TARGET ETF | Department Store Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Department Store Industry Risk. The department store industry is highly competitive and subject to shifting consumer preferences, economic conditions, and evolving retail trends. Companies in this sector face risks from declining foot traffic, increasing competition from e-commerce and discount retailers, and the need for continual investment in technology, store modernization, and omnichannel strategies. Thin margins make the industry particularly sensitive to fluctuations in labor, occupancy, and inventory costs, as well as supply chain disruptions. In addition, reputational risks, changing fashion trends, and reliance on seasonal sales can lead to volatile performance. Broader economic downturns, inflationary pressures, and changes in consumer discretionary spending may further reduce profitability and threaten long-term viability.

T-REX 2X LONG KSS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG KSS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG MBLY DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of MBLY’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MBLY during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MBLY volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MBLY volatility; b) MBLY performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to MBLY. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of MBLY volatility and MBLY performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to MBLY; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of MBLY.

During periods of higher MBLY volatility, the volatility of MBLY may affect the Fund’s return as much as, or more than, the return of MBLY. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MBLY during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if MBLY provided no return over a one-year period during which MBLY experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MBLY’s return is flat. For instance, if MBLY’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of MBLY and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of MBLY. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

MBLY’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 64.33%. MBLY’s annualized daily volatility rates were as follows:

2022       105.40%

2023       50.86%

2024       70.90%

2025       59.01%

MBLY’s annualized performance for the five-year period ended December 31, 2025 was -19.69%. Historical volatility and performance are not indications of what MBLY volatility and performance will be in the future. MBLY’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for MBLY is $20.18 on July 9, 2025 and the 52-week low stock price for MBLY is $10.04, which occurred on December 18, 2025. MBLY’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG MBLY DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of MBLY will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in MBLY, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if MBLY subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if MBLY does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with MBLY and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG MBLY DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG MBLY DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG MBLY DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG MBLY DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG MBLY DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of MBLY, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG MBLY DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MBLY that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG MBLY DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MBLY at the market close on the first trading day and the value of MBLY at the time of purchase. If MBLY gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MBLY declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MBLY.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG MBLY DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to MBLY and therefore achieve its daily leveraged investment objective. The Fund’s exposure to MBLY is impacted by MBLY’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MBLY at the end of each day. The possibility of the Fund being materially over- or under-exposed to MBLY increases on days when MBLY is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MBLY. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with MBLY. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MBLY. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MBLY. Any of these factors could decrease the correlation between the performance of the Fund and MBLY and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG MBLY DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG MBLY DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Mobileye Global Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Mobileye Global Inc.and make no representation as to the performance of MBLY. Investing in the Fund is not equivalent to investing in MBLY. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MBLY.

T-REX 2X LONG MBLY DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG MBLY DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Mobileye Global Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Mobileye Global Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MBLY is assigned to the auto parts industry.

T-REX 2X LONG MBLY DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG MBLY DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG MBLY DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MBLY. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MBLY value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the MBLY. Under such circumstances, the market for MBLY may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of MBLY and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for MBLY and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of MBLY and correlated derivative instruments.

T-REX 2X LONG MBLY DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MBLY and may incur substantial losses. If there is a significant intra-day market event and/or MBLY experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG MBLY DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of MBLY does not provide leveraged exposure to MBLY and, as a result, if the Fund invests directly in common stock of MBLY to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG MBLY DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG MBLY DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG MBLY DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG MBLY DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG MBLY DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG MBLY DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG MBLY DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG MBLY DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG MBLY DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG MBLY DAILY TARGET ETF | Consumer Cyclical Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Cyclical Sector Risk. Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG MBLY DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG MBLY DAILY TARGET ETF | MBLY Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MBLY Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, MBLY faces risks unique to its operations, including dependence on automotive production cycles, technological development risks, competition in autonomous driving systems, and customer concentration. MBLY common stock may be volatile. MBLY’s focus may change.

T-REX 2X LONG MBLY DAILY TARGET ETF | Auto Parts Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Auto Parts Industry Risk. The auto parts industry is highly competitive and closely tied to global automotive production, vehicle sales, and consumer demand. Companies in this sector face risks from fluctuating raw material and labor costs, supply chain disruptions, and reliance on a concentrated number of large automobile manufacturers as customers. Technological change, including the shift toward electric and autonomous vehicles, requires significant investment and adaptation, and failure to meet evolving specifications can result in loss of business. In addition, regulatory requirements related to safety, environmental standards, and trade policies may increase costs or restrict market access. Economic downturns, changes in consumer preferences, and pricing pressures from original equipment manufacturers (OEMs) can further reduce profitability and stability within the industry.

T-REX 2X LONG MBLY DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG MBLY DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG LITS DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of LITS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of LITS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how LITS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) LITS volatility; b) LITS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to LITS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of LITS volatility and LITS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to LITS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of LITS.

During periods of higher LITS volatility, the volatility of LITS may affect the Fund’s return as much as, or more than, the return of LITS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of LITS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if LITS provided no return over a one-year period during which LITS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if LITS’s return is flat. For instance, if LITS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of LITS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of LITS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

LITS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 80.79%. LITS’s annualized daily volatility rates were as follows:

2021       75.50%

2022       108.54%

2023       68.19%

2024       51.20%

2025       88.87%

Volatility for a shorter period of time may have been substantially higher.

LITS’s annualized performance for the five-year period ended December 31, 2025 was -52.16%. Historical volatility and performance are not indications of what LITS volatility and performance will be in the future. LITS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for LITS is $9.00 on July 18, 2025 and the 52-week low stock price for LITS is $1.30, which occurred on December 26, 2025. LITS’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG LITS DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of LITS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in LITS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if LITS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if LITS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with LITS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG LITS DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG LITS DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG LITS DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG LITS DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG LITS DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of LITS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG LITS DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to LITS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG LITS DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of LITS at the market close on the first trading day and the value of LITS at the time of purchase. If LITS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if LITS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of LITS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG LITS DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to LITS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to LITS is impacted by LITS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to LITS at the end of each day. The possibility of the Fund being materially over- or under-exposed to LITS increases on days when LITS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) LITS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with LITS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to LITS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of LITS. Any of these factors could decrease the correlation between the performance of the Fund and LITS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG LITS DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG LITS DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Lite Strategy, Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Lite Strategy, Inc. and make no representation as to the performance of LITS. Investing in the Fund is not equivalent to investing in LITS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to LITS.

T-REX 2X LONG LITS DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG LITS DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Lite Strategy, Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Lite Strategy, Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, LITS is assigned to the biotechnology industry.

T-REX 2X LONG LITS DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG LITS DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG LITS DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG LITS DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with LITS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that LITS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the LITS. Under such circumstances, the market for LITS may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of LITS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for LITS and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of LITS and correlated derivative instruments.

T-REX 2X LONG LITS DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with LITS and may incur substantial losses. If there is a significant intra-day market event and/or LITS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG LITS DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of LITS does not provide leveraged exposure to LITS and, as a result, if the Fund invests directly in common stock of LITS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG LITS DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG LITS DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG LITS DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG LITS DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG LITS DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG LITS DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG LITS DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG LITS DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG LITS DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG LITS DAILY TARGET ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. The Fund’s assets will be concentrated in the healthcare sector, which means the Fund will be more affected by the performance of the healthcare sector than a fund that is more diversified. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

T-REX 2X LONG LITS DAILY TARGET ETF | Biotechnology Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Biotechnology Industry Risk. Biotechnology companies are subject to various risks, including the loss or impairment of patents or intellectual property rights and significant costs associated with developing, procuring and/or marketing of new drugs, products or technologies. Biotechnology companies may also experience difficulties obtaining financing and government approvals, sudden and dramatic changes in their stock price, and adverse effects resulting from government regulation. A biotechnology company’s valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable.

T-REX 2X LONG LITS DAILY TARGET ETF | LITS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LITS Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, LITS faces risks unique to its operations, including risks arising from its transition from a pharmaceutical business to a strategy focused on holding Litecoin as its primary treasury asset. LITS’s financial condition and results of operations are substantially dependent on the market price, volatility, and adoption of Litecoin, as well as regulatory and legal developments affecting digital assets. The company’s strategy of accumulating Litecoin may expose it to significant valuation fluctuations, custody and security risks, liquidity considerations, and uncertainty regarding institutional acceptance of Litecoin. LITS has a limited operating history under its new business model, and there can be no assurance that its strategy will increase shareholder value or achieve its intended objectives. LITS common stock may be highly volatile, and the company’s business strategy and operations may continue to evolve.

T-REX 2X LONG LITS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG LITS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG NVTS DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of NVTS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of NVTS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how NVTS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) NVTS volatility; b) NVTS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to NVTS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of NVTS volatility and NVTS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to NVTS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of NVTS.

During periods of higher NVTS volatility, the volatility of NVTS may affect the Fund’s return as much as, or more than, the return of NVTS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of NVTS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if NVTS provided no return over a one-year period during which NVTS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if NVTS’s return is flat. For instance, if NVTS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of NVTS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of NVTS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

NVTS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 115.03%. NVTS’s annualized daily volatility rates were as follows:

2021       44.25%

2022       97.85%

2023       69.80%

2024       85.37%

2025       204.70%

NVTS’s annualized performance for the five-year period ended December 31, 2025 was -8.18%. Historical volatility and performance are not indications of what NVTS volatility and performance will be in the future. NVTS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for NVTS is $17.79 on October 20, 2025 and the 52-week low stock price for NVTS is $1.52, which occurred on April 4, 2025. NVTS’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG NVTS DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of NVTS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in NVTS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if NVTS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if NVTS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with NVTS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG NVTS DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG NVTS DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG NVTS DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG NVTS DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG NVTS DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of NVTS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG NVTS DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to NVTS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG NVTS DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of NVTS at the market close on the first trading day and the value of NVTS at the time of purchase. If NVTS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if NVTS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of NVTS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG NVTS DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to NVTS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to NVTS is impacted by NVTS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to NVTS at the end of each day. The possibility of the Fund being materially over- or under-exposed to NVTS increases on days when NVTS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) NVTS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with NVTS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to NVTS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of NVTS. Any of these factors could decrease the correlation between the performance of the Fund and NVTS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG NVTS DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG NVTS DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Navitas Semiconductor Corporation is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Navitas Semiconductor Corporation and make no representation as to the performance of NVTS. Investing in the Fund is not equivalent to investing in NVTS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to NVTS.

T-REX 2X LONG NVTS DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG NVTS DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Navitas Semiconductor Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Navitas Semiconductor Corporation is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, NVTS is assigned to the semiconductors industry.

T-REX 2X LONG NVTS DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG NVTS DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG NVTS DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with NVTS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that NVTS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in NVTS. Under such circumstances, the market for NVTS may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of NVTS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for NVTS and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of NVTS and correlated derivative instruments.

T-REX 2X LONG NVTS DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with NVTS and may incur substantial losses. If there is a significant intra-day market event and/or NVTS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG NVTS DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of NVTS does not provide leveraged exposure to NVTS and, as a result, if the Fund invests directly in common stock of NVTS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG NVTS DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG NVTS DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG NVTS DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG NVTS DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG NVTS DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG NVTS DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG NVTS DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG NVTS DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG NVTS DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG NVTS DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG NVTS DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG NVTS DAILY TARGET ETF | NVTS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NVTS Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, NVTX faces risks unique to its operations, including regulatory approval risk, reliance on product development and commercialization success, manufacturing scale-up challenges, and competition in biotechnology markets. NVTX common stock may be volatile. NVTX’s operations may evolve.

T-REX 2X LONG NVTS DAILY TARGET ETF | Semiconductors Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Semiconductors Industry Risk. The semiconductors industry is highly cyclical, capital-intensive, and dependent on global demand across consumer electronics, automotive, data centers, and emerging technologies. Companies in this sector face risks from rapid technological change, short product life cycles, and the substantial investment required for research, development, and advanced manufacturing. Supply chain vulnerabilities, including reliance on a limited number of foundries, access to rare materials, and potential disruptions from geopolitical tensions, can significantly impact production and delivery. In addition, trade restrictions, export controls, and evolving regulatory requirements may restrict market access or increase compliance costs. Intense global competition, pricing pressures, and the risk of overcapacity further add to industry volatility. These factors collectively may materially affect the revenues, profitability, and long-term viability of businesses in the semiconductor industry.

T-REX 2X LONG NVTS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG NVTS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG OPEN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of OPEN’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of OPEN during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how OPEN volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) OPEN volatility; b) OPEN performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to OPEN. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of OPEN volatility and OPEN performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to OPEN; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of OPEN.

During periods of higher OPEN volatility, the volatility of OPEN may affect the Fund’s return as much as, or more than, the return of OPEN. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of OPEN during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if OPEN provided no return over a one-year period during which OPEN experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if OPEN’s return is flat. For instance, if OPEN’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of OPEN and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of OPEN. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

OPEN’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 114.55%. OPEN’s annualized daily volatility rates were as follows:

2022       112.96%

2023       111.55%

2024       79.39%

2025       165.12%

OPEN’s annualized performance for the five-year period ended December 31, 2025 was -23.81%. Historical volatility and performance are not indications of what OPEN volatility and performance will be in the future. OPEN’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for OPEN is $10.87 on September 17, 2025 and the 52-week low stock price for OPEN is $0.51, which occurred on June 26, 2025. OPEN’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG OPEN DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of OPEN will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in OPEN, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if OPEN subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if OPEN does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with OPEN and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG OPEN DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG OPEN DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG OPEN DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG OPEN DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG OPEN DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of OPEN, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG OPEN DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to OPEN that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG OPEN DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of OPEN at the market close on the first trading day and the value of OPEN at the time of purchase. If OPEN gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if OPEN declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of OPEN.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG OPEN DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to OPEN and therefore achieve its daily leveraged investment objective. The Fund’s exposure to OPEN is impacted by OPEN’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to OPEN at the end of each day. The possibility of the Fund being materially over- or under-exposed to OPEN increases on days when OPEN is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) OPEN. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with OPEN. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to OPEN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of OPEN. Any of these factors could decrease the correlation between the performance of the Fund and OPEN and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG OPEN DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG OPEN DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Opendoor Technologies Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Opendoor Technologies Inc. and make no representation as to the performance of OPEN. Investing in the Fund is not equivalent to investing in OPEN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to OPEN.

T-REX 2X LONG OPEN DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG OPEN DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Opendoor Technologies Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Opendoor Technologies Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, OPEN is assigned to the real estate services industry.

T-REX 2X LONG OPEN DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG OPEN DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG OPEN DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with OPEN. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that OPEN value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the OPEN. Under such circumstances, the market for OPEN may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of OPEN and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for OPEN and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of OPEN and correlated derivative instruments.

T-REX 2X LONG OPEN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with OPEN and may incur substantial losses. If there is a significant intra-day market event and/or OPEN experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG OPEN DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of OPEN does not provide leveraged exposure to OPEN and, as a result, if the Fund invests directly in common stock of OPEN to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG OPEN DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG OPEN DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG OPEN DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG OPEN DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG OPEN DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG OPEN DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG OPEN DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG OPEN DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG OPEN DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG OPEN DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG OPEN DAILY TARGET ETF | OPEN Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

OPEN Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, OPEN faces risks unique to its operations, including housing market volatility, interest rate sensitivity, capital availability, pricing model execution risk, and regulatory considerations. OPEN common stock may be volatile. OPEN’s operations may evolve.

T-REX 2X LONG OPEN DAILY TARGET ETF | Real Estate Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Sector Risk. The real estate sector contains companies operating in real estate development and operation, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.

T-REX 2X LONG OPEN DAILY TARGET ETF | Real Estate Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Services Industry Risk. The real estate services industry is highly sensitive to fluctuations in economic conditions, interest rates, and the availability of credit, all of which directly affect property sales, leasing activity, and valuations. Companies in this sector face risks from cyclical downturns in commercial and residential real estate markets, shifts in demand for office and retail space, and changing consumer and corporate preferences, including the rise of remote work and e-commerce. Competitive pressures, reliance on transaction volumes, and exposure to regulatory changes in zoning, lending, and environmental standards can materially affect revenues. In addition, geopolitical uncertainty, inflationary pressures, and disruptions in capital markets may reduce investment activity and overall market liquidity. These factors collectively may significantly impact the performance and profitability of businesses in the industry.

T-REX 2X LONG OPEN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG OPEN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG POOL DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of POOL’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of POOL during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how POOL volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) POOL volatility; b) POOL performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to POOL. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of POOL volatility and POOL performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to POOL; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of POOL.

During periods of higher POOL volatility, the volatility of POOL may affect the Fund’s return as much as, or more than, the return of POOL. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of POOL during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if POOL provided no return over a one-year period during which POOL experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if POOL’s return is flat. For instance, if POOL’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of POOL and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of POOL. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

POOL’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 33.12%. POOL’s annualized daily volatility rates were as follows:

2022       43.36%

2023       31.94%

2024       30.23%

2025       31.08%

POOL’s annualized performance for the five-year period ended December 31, 2025 was -9.29%. Historical volatility and performance are not indications of what POOL volatility and performance will be in the future. POOL’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for POOL is $374.74 on March 10, 2025 and the 52-week low stock price for POOL is $226.10, which occurred on January 2, 2026. POOL’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG POOL DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of POOL will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in POOL, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if POOL subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if POOL does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with POOL and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG POOL DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG POOL DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG POOL DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG POOL DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG POOL DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of POOL, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG POOL DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to POOL that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG POOL DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of POOL at the market close on the first trading day and the value of POOL at the time of purchase. If POOL gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if POOL declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of POOL.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG POOL DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to POOL and therefore achieve its daily leveraged investment objective. The Fund’s exposure to POOL is impacted by POOL’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to POOL at the end of each day. The possibility of the Fund being materially over- or under-exposed to POOL increases on days when POOL is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) POOL. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with POOL. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to POOL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of POOL. Any of these factors could decrease the correlation between the performance of the Fund and POOL and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG POOL DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG POOL DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Pool Corporation is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Pool Corporation and make no representation as to the performance of POOL. Investing in the Fund is not equivalent to investing in POOL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to POOL.

T-REX 2X LONG POOL DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG POOL DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Pool Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Pool Corporation is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, POOL is assigned to the capital markets industry.

T-REX 2X LONG POOL DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG POOL DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG POOL DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with POOL. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that POOL value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the POOL. Under such circumstances, the market for POOL may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of POOL and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for POOL and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of POOL and correlated derivative instruments.

T-REX 2X LONG POOL DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with POOL and may incur substantial losses. If there is a significant intra-day market event and/or POOL experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG POOL DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of POOL does not provide leveraged exposure to POOL and, as a result, if the Fund invests directly in common stock of POOL to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG POOL DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG POOL DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG POOL DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG POOL DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG POOL DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG POOL DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG POOL DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG POOL DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG POOL DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG POOL DAILY TARGET ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG POOL DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG POOL DAILY TARGET ETF | POOL Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

POOL Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, POOL faces risks unique to its operations, including sensitivity to residential construction and renovation trends, weather-related demand fluctuations, supply chain disruptions, and competitive pricing pressures. POOL common stock may be volatile. POOL’s strategy may change.

T-REX 2X LONG POOL DAILY TARGET ETF | Industrial Distribution Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial Distribution Industry Risk. The industrial distribution industry is highly competitive and dependent on broad economic and industrial activity, making it vulnerable to cyclical downturns and fluctuations in demand across end markets such as manufacturing, construction, and energy. Companies in this sector face risks from supply chain disruptions, rising transportation and labor costs, and dependence on reliable supplier relationships to maintain product availability. Competitive pressures, including pricing dynamics and the growth of e-commerce platforms, may compress margins. In addition, regulatory compliance, technological change, and customer consolidation can increase operational complexity and reduce negotiating leverage. Broader economic uncertainty, inflation, or geopolitical instability may further disrupt operations and materially impact the performance and profitability of businesses in the industry.

T-REX 2X LONG POOL DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG POOL DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG PTON DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of PTON’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PTON during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how PTON volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) PTON volatility; b) PTON performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to PTON. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of PTON volatility and PTON performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to PTON; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of PTON.

During periods of higher PTON volatility, the volatility of PTON may affect the Fund’s return as much as, or more than, the return of PTON. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PTON during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if PTON provided no return over a one-year period during which PTON experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if PTON’s return is flat. For instance, if PTON’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of PTON and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of PTON. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

PTON’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 86.13%. PTON’s annualized daily volatility rates were as follows:

2022       107.72%

2023       81.18%

2024       90.36%

2025       71.98%

PTON’s annualized performance for the five-year period ended December 31, 2025 was -47.29%. Historical volatility and performance are not indications of what PTON volatility and performance will be in the future. PTON’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for PTON is $10.25 on February 14, 2025 and the 52-week low stock price for PTON is $4.63, which occurred on April 7, 2025. PTON’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG PTON DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PTON will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in PTON, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if PTON subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if PTON does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PTON and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG PTON DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG PTON DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG PTON DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG PTON DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG PTON DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of PTON, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG PTON DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to PTON that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG PTON DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of PTON at the market close on the first trading day and the value of PTON at the time of purchase. If PTON gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if PTON declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of PTON.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG PTON DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to PTON and therefore achieve its daily leveraged investment objective. The Fund’s exposure to PTON is impacted by PTON’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to PTON at the end of each day. The possibility of the Fund being materially over- or under-exposed to PTON increases on days when PTON is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) PTON. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with PTON. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to PTON. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PTON. Any of these factors could decrease the correlation between the performance of the Fund and PTON and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG PTON DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG PTON DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Peloton Interactive, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Peloton Interactive, Inc. and make no representation as to the performance of PTON. Investing in the Fund is not equivalent to investing in PTON. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PTON.

T-REX 2X LONG PTON DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG PTON DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Peloton Interactive, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Peloton Interactive, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, PTON is assigned to the leisure industry.

T-REX 2X LONG PTON DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG PTON DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG PTON DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with PTON. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that PTON value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the PTON. Under such circumstances, the market for PTON may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of PTON and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for PTON and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of PTON and correlated derivative instruments.

T-REX 2X LONG PTON DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with PTON and may incur substantial losses. If there is a significant intra-day market event and/or PTON experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG PTON DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of PTON does not provide leveraged exposure to PTON and, as a result, if the Fund invests directly in common stock of PTON to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG PTON DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG PTON DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG PTON DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG PTON DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG PTON DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG PTON DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG PTON DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG PTON DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG PTON DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG PTON DAILY TARGET ETF | Consumer Cyclical Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Cyclical Sector Risk. Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG PTON DAILY TARGET ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns

T-REX 2X LONG PTON DAILY TARGET ETF | PTON Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

PTON Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, PTON faces risks unique to its operations, including consumer demand volatility, competitive pressures, supply chain challenges, and execution risk related to subscription and partnership strategies. PTON common stock may be volatile. PTON’s operations may change.

T-REX 2X LONG PTON DAILY TARGET ETF | Leisure Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leisure Industry Risk. The leisure industry is highly sensitive to changes in consumer discretionary spending, economic conditions, and shifting lifestyle preferences. Companies in this sector face risks from seasonality, intense competition, and the need for continual investment in marketing, innovation, and customer experience to attract and retain consumers. Rising labor, energy, and operating costs, as well as supply chain disruptions, can pressure margins, while external factors such as severe weather, geopolitical instability, or public health crises may reduce travel, tourism, and recreational activities. In addition, evolving regulatory requirements, environmental concerns, and reputational risks tied to consumer trends or safety issues can further impact performance. These factors collectively may materially affect the revenues and profitability of businesses in the leisure industry.

T-REX 2X LONG PTON DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG PTON DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SUIG DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of SUIG’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SUIG during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SUIG volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SUIG volatility; b) SUIG performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SUIG. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of SUIG volatility and SUIG performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SUIG; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SUIG.

During periods of higher SUIG volatility, the volatility of SUIG may affect the Fund’s return as much as, or more than, the return of SUIG. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SUIG during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SUIG provided no return over a one-year period during which SUIG experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SUIG’s return is flat. For instance, if SUIG’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SUIG and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SUIG. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SUIG’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 174.46%. SUIG’s annualized daily volatility rates were as follows:

2022       249.80%

2023       77.43%

2024       79.55%

2025       245.13%

SUIG’s annualized performance for the five-year period ended December 31, 2025 was -22.75%. Historical volatility and performance are not indications of what SUIG volatility and performance will be in the future. SUIG’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for SUIG is $8.66 on August 13, 2025 and the 52-week low stock price for SUIG is $1.13, which occurred on April 4, 2025. SUIG’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG SUIG DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SUIG will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in SUIG, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if SUIG subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if SUIG does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SUIG and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG SUIG DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG SUIG DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG SUIG DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG SUIG DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG SUIG DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of SUIG, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SUIG DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SUIG that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SUIG DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SUIG at the market close on the first trading day and the value of SUIG at the time of purchase. If SUIG gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SUIG declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SUIG.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SUIG DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to SUIG and therefore achieve its daily leveraged investment objective. The Fund’s exposure to SUIG is impacted by SUIG’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SUIG at the end of each day. The possibility of the Fund being materially over- or under-exposed to SUIG increases on days when SUIG is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SUIG. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SUIG. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SUIG. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SUIG. Any of these factors could decrease the correlation between the performance of the Fund and SUIG and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SUIG DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG SUIG DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. SUI Group Holdings Limited is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of SUI Group Holdings Limited and make no representation as to the performance of SUIG. Investing in the Fund is not equivalent to investing in SUIG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SUIG.

T-REX 2X LONG SUIG DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG SUIG DAILY TARGET ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG SUIG DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which SUI Group Holdings Limited is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which SUI Group Holdings Limited is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SUIG is assigned to the credit services industry.

T-REX 2X LONG SUIG DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG SUIG DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SUIG DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG SUIG DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SUIG. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SUIG value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the SUIG. Under such circumstances, the market for SUIG may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SUIG and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for SUIG and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SUIG and correlated derivative instruments.

T-REX 2X LONG SUIG DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SUIG and may incur substantial losses. If there is a significant intra-day market event and/or SUIG experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG SUIG DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of SUIG does not provide leveraged exposure to SUIG and, as a result, if the Fund invests directly in common stock of SUIG to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SUIG DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SUIG DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SUIG DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG SUIG DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG SUIG DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG SUIG DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG SUIG DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG SUIG DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SUIG DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SUIG DAILY TARGET ETF | SUIG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SUIG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, SUIG faces risks unique to its operations, including concentration in a blockchain-based treasury strategy, digital asset price volatility, regulatory uncertainty, and reliance on a single ecosystem. SUIG common stock may be volatile. SUIG’s focus may change.

T-REX 2X LONG SUIG DAILY TARGET ETF | Credit Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Services Industry Risk. The credit services industry is exposed to risks arising from economic cycles, interest rate fluctuations, and changes in consumer credit behavior. Companies in this sector face challenges from credit defaults, delinquencies, and charge-offs, which tend to increase during periods of economic downturn, inflationary pressure, or rising unemployment. Competitive pressures, reliance on technology for credit scoring and fraud prevention, and cybersecurity threats further increase operational risk. In addition, evolving regulatory requirements related to consumer protection, data privacy, lending practices, and capital adequacy may increase compliance costs and restrict business activities. Shifts in consumer preferences toward alternative financing platforms and digital lending solutions also pose potential disruption. These factors may materially affect the stability, profitability, and growth of businesses operating in the credit services industry.

T-REX 2X LONG SUIG DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SUIG DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TMUS DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of TMUS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TMUS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TMUS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TMUS volatility; b) TMUS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TMUS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of TMUS volatility and TMUS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TMUS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TMUS.

During periods of higher TMUS volatility, the volatility of TMUS may affect the Fund’s return as much as, or more than, the return of TMUS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TMUS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TMUS provided no return over a one-year period during which TMUS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TMUS’s return is flat. For instance, if TMUS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TMUS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TMUS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TMUS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 23.79%. TMUS’s annualized daily volatility rates were as follows:

2022       29.48%

2023       18.80%

2024       17.28%

2025       27.26%

TMUS’s annualized performance for the five-year period ended December 31, 2025 was 8.52%. Historical volatility and performance are not indications of what TMUS volatility and performance will be in the future. TMUS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for TMUS is $276.49 on March 3, 2025 and the 52-week low stock price for TMUS is $194.01, which occurred on December 12, 2025. TMUS’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG TMUS DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TMUS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TMUS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TMUS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TMUS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TMUS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG TMUS DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG TMUS DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG TMUS DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG TMUS DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TMUS DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TMUS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TMUS DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TMUS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TMUS DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TMUS at the market close on the first trading day and the value of TMUS at the time of purchase. If TMUS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TMUS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TMUS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TMUS DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to TMUS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TMUS is impacted by TMUS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TMUS at the end of each day. The possibility of the Fund being materially over- or under-exposed to TMUS increases on days when TMUS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TMUS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TMUS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TMUS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TMUS. Any of these factors could decrease the correlation between the performance of the Fund and TMUS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TMUS DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TMUS DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. T-Mobile US, Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of T-Mobile US, Inc. and make no representation as to the performance of TMUS. Investing in the Fund is not equivalent to investing in TMUS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TMUS.

T-REX 2X LONG TMUS DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG TMUS DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which T-Mobile US, Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which T-Mobile US, Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TMUS is assigned to the telecom services industry.

T-REX 2X LONG TMUS DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG TMUS DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TMUS DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TMUS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TMUS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TMUS. Under such circumstances, the market for TMUS may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of TMUS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TMUS and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of TMUS and correlated derivative instruments.

T-REX 2X LONG TMUS DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TMUS and may incur substantial losses. If there is a significant intra-day market event and/or TMUS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG TMUS DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of TMUS does not provide leveraged exposure to TMUS and, as a result, if the Fund invests directly in common stock of TMUS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TMUS DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TMUS DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TMUS DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG TMUS DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG TMUS DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG TMUS DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG TMUS DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG TMUS DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TMUS DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TMUS DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG TMUS DAILY TARGET ETF | TMUS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TMUS Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, TMUS faces risks unique to its operations, including competitive pressures in wireless services, capital expenditure requirements, regulatory developments, and network performance risks. TMUS common stock may be volatile. TMUS’s operations may evolve.

T-REX 2X LONG TMUS DAILY TARGET ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

T-REX 2X LONG TMUS DAILY TARGET ETF | Telecon Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Telecom Services Industry Risk. The telecom services industry is capital-intensive and subject to rapid technological change, regulatory oversight, and intense competition. Companies in this sector face risks from significant infrastructure investment requirements, pricing pressures, and customer churn driven by evolving consumer preferences and alternative communication platforms. Reliance on spectrum licenses, compliance with complex regulatory frameworks, and exposure to cybersecurity threats and network outages further heighten operational risk. In addition, geopolitical tensions, supply chain disruptions, and fluctuations in equipment and energy costs can materially affect service delivery and profitability. Economic downturns or shifts in consumer spending may also reduce demand for premium services. These factors collectively may significantly impact the financial performance and stability of businesses in the telecom services industry.

T-REX 2X LONG TMUS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TMUS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TONX DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of TONX’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TONX during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TONX volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TONX volatility; b) TONX performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TONX. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of TONX volatility and TONX performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TONX; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TONX.

During periods of higher TONX volatility, the volatility of TONX may affect the Fund’s return as much as, or more than, the return of TONX. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TONX during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TONX provided no return over a one-year period during which TONX experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TONX’s return is flat. For instance, if TONX’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TONX and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TONX. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TONX’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 223.37%. TONX’s annualized daily volatility rates were as follows:

2022       110.76%

2023       374.79%

2024       252.45%

2025       156.19%

TONX’s annualized performance for the five-year period ended December 31, 2025 was -82.78%. Historical volatility and performance are not indications of what TONX volatility and performance will be in the future. TONX’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for TONX is $29.77 on August 4, 2025 and the 52-week low stock price for TONX is $1.88, which occurred on December 31, 2025. TONX’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG TONX DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TONX will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TONX, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TONX subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TONX does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TONX and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG TONX DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG TONX DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG TONX DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG TONX DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TONX DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TONX, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TONX DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TONX that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TONX DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TONX at the market close on the first trading day and the value of TONX at the time of purchase. If TONX gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TONX declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TONX.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TONX DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to TONX and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TONX is impacted by TONX’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TONX at the end of each day. The possibility of the Fund being materially over- or under-exposed to TONX increases on days when TONX is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TONX. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TONX. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TONX. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TONX. Any of these factors could decrease the correlation between the performance of the Fund and TONX and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TONX DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TONX DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. TON Strategy Co is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of TON Strategy Co and make no representation as to the performance of TONX. Investing in the Fund is not equivalent to investing in TONX. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TONX.

T-REX 2X LONG TONX DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG TONX DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which TON Strategy Co is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which TON Strategy Co is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TONX is assigned to the software – application industry.

T-REX 2X LONG TONX DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG TONX DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TONX DAILY TARGET ETF | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns

T-REX 2X LONG TONX DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TONX. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TONX value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TONX. Under such circumstances, the market for TONX may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of TONX and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TONX and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of TONX and correlated derivative instruments.

T-REX 2X LONG TONX DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TONX and may incur substantial losses. If there is a significant intra-day market event and/or TONX experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG TONX DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of TONX does not provide leveraged exposure to TONX and, as a result, if the Fund invests directly in common stock of TONX to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TONX DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TONX DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TONX DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG TONX DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG TONX DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG TONX DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG TONX DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG TONX DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TONX DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TONX DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG TONX DAILY TARGET ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG TONX DAILY TARGET ETF | TONX Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TONX Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, TONX faces risks unique to its operations, including reliance on clinical development success, regulatory approval uncertainty, financing needs, and dependence on a limited product pipeline. TONX common stock may be volatile. TONX’s operations may evolve.

T-REX 2X LONG TONX DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TONX DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG VEEV DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of VEEV’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VEEV during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how VEEV volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) VEEV volatility; b) VEEV performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to VEEV. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of VEEV volatility and VEEV performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to VEEV; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of VEEV.

During periods of higher VEEV volatility, the volatility of VEEV may affect the Fund’s return as much as, or more than, the return of VEEV. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VEEV during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if VEEV provided no return over a one-year period during which VEEV experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if VEEV’s return is flat. For instance, if VEEV’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of VEEV and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of VEEV. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

VEEV’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 37.57%. VEEV’s annualized daily volatility rates were as follows:

2022       49.61%

2023       36.77%

2024       30.87%

2025       34.58%

VEEV’s annualized performance for the five-year period ended December 31, 2025 was -3.89%. Historical volatility and performance are not indications of what VEEV volatility and performance will be in the future. VEEV’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for VEEV is $310.50 on October 7, 2025 and the 52-week low stock price for VEEV is $201.54, which occurred on April 7, 2025. VEEV’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG VEEV DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of VEEV will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in VEEV, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if VEEV subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if VEEV does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with VEEV and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG VEEV DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG VEEV DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG VEEV DAILY TARGET ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

T-REX 2X LONG VEEV DAILY TARGET ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG VEEV DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of VEEV, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG VEEV DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to VEEV that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG VEEV DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of VEEV at the market close on the first trading day and the value of VEEV at the time of purchase. If VEEV gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if VEEV declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of VEEV.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG VEEV DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
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Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to VEEV and therefore achieve its daily leveraged investment objective. The Fund’s exposure to VEEV is impacted by VEEV’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to VEEV at the end of each day. The possibility of the Fund being materially over- or under-exposed to VEEV increases on days when VEEV is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) VEEV. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with VEEV. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to VEEV. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of VEEV. Any of these factors could decrease the correlation between the performance of the Fund and VEEV and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG VEEV DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG VEEV DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Veeva Systems Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Veeva Systems Inc.and make no representation as to the performance of VEEV. Investing in the Fund is not equivalent to investing in VEEV. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to VEEV.

T-REX 2X LONG VEEV DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG VEEV DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Veeva Systems Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Veeva Systems Inc.is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, VEEV is assigned to the health information services industry.

T-REX 2X LONG VEEV DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG VEEV DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG VEEV DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with VEEV. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that VEEV value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the VEEV. Under such circumstances, the market for VEEV may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of VEEV and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for VEEV and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of VEEV and correlated derivative instruments.

T-REX 2X LONG VEEV DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with VEEV and may incur substantial losses. If there is a significant intra-day market event and/or VEEV experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG VEEV DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of VEEV does not provide leveraged exposure to VEEV and, as a result, if the Fund invests directly in common stock of VEEV to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG VEEV DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
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Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG VEEV DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG VEEV DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X LONG VEEV DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X LONG VEEV DAILY TARGET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG VEEV DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X LONG VEEV DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X LONG VEEV DAILY TARGET ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG VEEV DAILY TARGET ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG VEEV DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
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Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG VEEV DAILY TARGET ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. The Fund’s assets will be concentrated in the healthcare sector, which means the Fund will be more affected by the performance of the healthcare sector than a fund that is more diversified. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

T-REX 2X LONG VEEV DAILY TARGET ETF | VEEV Investing Risk [Member]
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Risk [Text Block]

VEEV Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. In addition to the risks associated generally with investments in equity securities, VEEV faces risks unique to its operations, including customer concentration, reliance on subscription renewals, technological change, and competition in enterprise software markets. VEEV common stock may be volatile. VEEV’s strategy may change.

T-REX 2X LONG VEEV DAILY TARGET ETF | Health Information Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Health Information Services Industry Risk. The health information services industry faces significant risks related to regulatory compliance, data privacy, and the protection of sensitive patient information. Companies in this sector must adhere to complex and evolving healthcare regulations, including data security and confidentiality standards, the violation of which can result in substantial penalties, reputational harm, or loss of business. The industry is also exposed to cybersecurity threats, system failures, and technology obsolescence, which may disrupt operations or compromise critical health data. In addition, reliance on healthcare providers, insurers, and government entities for demand makes the industry sensitive to changes in reimbursement policies, healthcare spending, and broader economic conditions. Intense competition, integration challenges, and customer resistance to new technologies may further impact growth and profitability. These factors collectively may materially affect the stability and performance of businesses in the industry.

T-REX 2X LONG VEEV DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG VEEV DAILY TARGET ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.